    As filed with the Securities and Exchange Commission on April 17, 1998
                               File No. 2-80743


                               ----------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 18


                                      and

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

                                  ACT OF 1940

                               Amendment No. 22


                               ----------------

                   LINCOLN NATIONAL MONEY MARKET FUND, INC.
              (Exact Name of Registrant as Specified in Charter)

             1300 South Clinton Street, Fort Wayne, Indiana  46802
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code (219)455-2000

                             JACK D. HUNTER, ESQ.
                             200 East Berry Street
                           Fort Wayne, Indiana 46802
                    (Name and Address of Agent for Service)

                       Copies of all communications to

                        Freedman, Levy, Kroll & Simonds
                        1050 Connecticut Avenue, N.W.,
                                  Suite 825
                            Washington, D.C. 20036
                       Attention:  Gary O. Cohen, Esq.
                                   Bruce Rosenblum, Esq.

                         Fiscal year-end:  December 31



                               -----------------

It is proposed that this filing will become effective:
     ___  immediately upon filing pursuant to paragraph (b)
     _X_  on 5/1/98 pursuant to paragraph (b)
     ___  60 days after filing pursuant to paragraph (a) (b)
     ___  on _________ pursuant to paragraph (a) (1)
     ___  75 days after filing pursuant to paragraph (a) (2)
     ___  on _________ pursuant to paragraph (a) (2) of Rule 485.

                                  CONTENTS OF
                      POST-EFFECTIVE AMENDMENT NO. 18 AND
                               AMENDMENT NO. 22
                                      to
                           Registration on Form N-1A


This amendment consists of the following papers and documents:

     Facing Sheet

     Contents sheet

     Cross-reference sheet

     Part A -

          Prospectus

     Part B -

          Statement of Additional Information

     Part C -

          Items 24 through 32

          Signatures

          Exhibit Index

     Exhibits

                   LINCOLN NATIONAL MONEY MARKET FUND, INC.
                             CROSS REFERENCE SHEET
                         [as required by Rule 481(a)]


Item Number - Part A            Location in Prospectus
---------------------           ----------------------
 1.  Cover Page                 Preface

 2.  Synopsis                   Not Applicable

 3.  Condensed Financial
     Information                Preface

 4.  General Description of     Description of the Fund; Investment
     Registrant                 Policies and Techniques; Investment
                                Restrictions; Strategic Portfolio
                                Transactions (Prospectus and
                                Appendix)

 5.  Management of the Fund     Description of the Fund; Investment
                                Policies and Techniques; Management
                                of the funds (Appendix)


 5A. Management's Discussion    Management Discussion of Fund
     of Fund Performance        Performance (Appendix)


 6.  Capital Stock and Other    Description of Shares; Sales and
     Securities                 Redemption of Shares; General
                                Securities Information;
                                Distribution and Federal Income Tax
                                Considerations (All in Appendix)

 7.  Purchase of Securities     Net Asset Value; Purchase of
     Being Offered              Securities Being Offered; Sale and
                                Redemption of Shares (All in Appendix)

 8.  Redemption or Repurchase   Sale and Redemption of Shares
                                (Appendix)

 9.  Legal Proceedings          Not Applicable

                                Location in Statement of
Item Number - Part B            Additional Information
---------------------           ------------------------
10.  Cover Page                 Cover Page

11.  Table of Contents          Table of Contents

12.  General Information        Not Applicable
     and History

13.  Investment Objectives      Investment Restrictions; Investment
     and Policies               Policies and Techniques (continued)
                                (Appendix); Strategic Portfolio
                                Transactions (Appendix)

14.  Management of the          Directors and Officers (Appendix)
     Fund

15.  Control Persons and        See "Management of the Funds" and
     Principal                  "Description of Shares" in the
                                Prospectus Appendix

16.  Investment Advisory        Investment Advisor and Sub-Advisor;
     and Other Services         Custodian; Independent Auditors (All in

                                Appendix)

17.  Brokerage Allocation       Portfolio Transactions and Brokerage

18.  Capital Stock and          Not Applicable
     Other Securities

19.  Purchase, Redemption       Purchase of Securities Being Offered;
     and Pricing of             Sale and Redemption of Shares; and
     Securities Being Offered   Net Asset Value; all in the Prospectus
                                Appendix

20.  Tax Status                 Taxes

21.  Underwriters               Not Applicable

22.  Calculation of             Not Applicable (See the SAI for the
     Performance Data           Variable Annuity Account on Form
                                N-4.)

23.  Financial Statements      Financial Statements

PREFACE TO THE MULTI FUND-REGISTERED TRADEMARK- PROSPECTUSES

THE PREFACE AND DIRECTORY ARE PART OF THE PROSPECTUS FOR EACH OF THE FOLLOWING
FUNDS:

Lincoln National Aggressive Growth Fund, Inc. (AG)

Lincoln National Bond Fund, Inc. (B)

Lincoln National Capital Appreciation Fund, Inc. (CA)

Lincoln National Equity-Income Fund, Inc. (E-I)

Lincoln National Global Asset Allocation Fund, Inc. (GAA)

Lincoln National Growth and Income Fund, Inc. (GI)

Lincoln National International Fund, Inc. (I)

Lincoln National Managed Fund, Inc. (M)

Lincoln National Money Market Fund, Inc. (MM)

Lincoln National Social Awareness Fund, Inc. (SA)

Lincoln National Special Opportunities Fund, Inc. (SO)

Shares of all the FUNDS are sold to Lincoln National Life Insurance Co. (LINCOLN
LIFE) for allocation to its Variable Annuity Account C (THE VARIABLE ANNUITY ACCOUNT [VAA]) to fund VARIABLE ANNUITY CONTRACTS and for allocation to its Variable Life Account K to fund variable life insurance contracts.

To fund its variable life contracts, Variable Life Account D buys shares of the Bond, Growth and Income, Managed, Money Market and Special Opportunities Funds. To fund its variable life contracts, Variable Life Account G buys shares of the Growth and Income and Special Opportunities Funds.

Each of these Variable Life and Annuity Accounts may be referred to as a VARIABLE ACCOUNT. For each FUND listed above, see Description of the fund in its Prospectus for a statement of that FUND'S investment objective. Each of these FUNDS is referred to individually as a FUND; collectively, as the FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THESE PROSPECTUSES. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These Prospectuses set forth concisely the information about each FUND that you ought to know before investing. Please read and keep this Prospectus booklet for future reference.

A separate STATEMENT OF ADDITIONAL INFORMATION (SAI) for each FUND has been filed with the SEC. By this reference, each SAI, dated May 1, 1998, is incorporated into the Prospectus of the FUND with which it is registered. A free copy will be provided upon request. Either write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

The Financial Highlights table of each FUND contains per-share data calculated on the basis of a share outstanding throughout the period, together with financial ratios and other supplemental data. The Financial Highlights table is incorporated by reference to the FUND'S 1997 Annual Report. A copy of the Annual Report will be provided on request and without charge. Either write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

NO DEALER, SALESPERSON, OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THESE PROSPECTUSES, IN CONNECTION WITH THE OFFERS CONTAINED IN THEM. IF ANY ARE GIVEN OR MADE, THE INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND(S) IN QUESTION. THESE PROSPECTUSES DO NOT CONSTITUTE OFFERS BY THE FUNDS TO SELL, OR SOLICITATIONS OF ANY OFFERS TO BUY, ANY OF THE SECURITIES OFFERED BY THEM IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUNDS TO MAKE THOSE OFFERS.

Prospectuses dated May 1, 1998

DIRECTORY FOR THE FUND PROSPECTUSES

SUBJECT                                          PAGE
--------------------------------------------------------
PREFACE                                               27
DESCRIPTION OF THE FUND
Aggressive Growth Fund                                29
Bond Fund                                             35
Capital Appreciation Fund                             39
Equity-Income Fund                                    43
Global Asset Allocation Fund                          47
Growth and Income Fund                                53
International Fund                                    55
Managed Fund                                          59
Money Market Fund                                     63
Social Awareness Fund                                 65
Special Opportunities Fund                            69
--------------------------------------------------------
INVESTMENT POLICIES AND TECHNIQUES
Aggressive Growth Fund                                29
Bond Fund                                             35
Capital Appreciation Fund                             39
Equity-Income Fund                                    43
Global Asset Allocation Fund                          47
Growth and Income Fund                                53
International Fund                                    55
Managed Fund                                          59
Money Market Fund                                     63
Social Awareness Fund                                 65
Special Opportunities Fund                            69
--------------------------------------------------------
INVESTMENT RESTRICTIONS
Aggressive Growth Fund                                32
Bond Fund                                             37
Capital Appreciation Fund                             41
Equity-Income Fund                                    45
Global Asset Allocation Fund                          50
Growth and Income Fund                                53
International Fund                                    57
Managed Fund                                          61
Money Market Fund                                     64
Social Awareness Fund                                 66
Special Opportunities Fund                            70

SUBJECT                                          PAGE
--------------------------------------------------------
STRATEGIC PORTFOLIO TRANSACTIONS
Aggressive Growth Fund                                32
Bond Fund                                             37
Capital Appreciation Fund                             42
Equity-Income Fund                                    46
Global Asset Allocation Fund                          50
Growth and Income Fund                                54
International Fund                                    58
Managed Fund                                          61
Money Market Fund                                     64
Social Awareness Fund                                 66
Special Opportunities Fund                            71
--------------------------------------------------------
APPENDIX -- CONTAINS IMPORTANT INFORMATION
FOR ALL FUNDS
Net asset value                                       73
Management of the funds                               73
Purchase of securities being offered                  75
Sale and redemption of shares                         76
Distributions and federal income tax
considerations                                        76
Management discussion of fund performance             76
Description of shares                                 76
Strategic portfolio transactions --
additional information                                77
Foreign investments                                   79
General information                                   80
Statement of Additional Information
Table of contents -- 11 underlying funds              83


LINCOLN NATIONAL
MONEY MARKET FUND, INC.

AN INVESTMENT IN THIS FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $10.00 PER SHARE.

DESCRIPTION OF THE FUND

The Money Market Fund (FUND) was incorporated in Maryland in 1981. It is an open-end diversified management investment company whose investment objective is maximum current income consistent with the preservation of capital. The FUND pursues its objective by investing in a portfolio of short-term money market instruments maturing within one year from date of purchase. The investment objective and policies of the FUND are fundamental and cannot be changed without the affirmative vote of a majority of the outstanding securities of the FUND. See General information in the Appendix. There is no assurance that the objective of the FUND will be achieved.

The primary risk in the FUND is an interest rate risk. The rate of return in this FUND will vary with fluctuations in short-term interest rates. Otherwise, the FUND is considered to be of low relative risk because it has followed a policy of investing primarily in short-term instruments rated in one of the top two credit rating categories by one or the other primary credit rating services, and maintains a cumulative average portfolio maturity of no greater than 90 days. See Investment policies and techniques.

PORTFOLIO MANAGER


The portfolio manager for the FUND is Jil Schoeff Lindholm, Short-Term Investment Manager, LINCOLN INVESTMENT, the ADVISOR to the FUND. Ms. Lindholm has been a Short-Term Investment Manager with LINCOLN LIFE since February, 1995. She was a GIC Sales Executive for LINCOLN LIFE from March, 1992 through February, 1995. Ms. Lindholm holds a Master's Degree in business administration from Indiana University.


INVESTMENT POLICIES AND TECHNIQUES

The types of instruments utilized in pursuing the FUND'S objective include:

1. Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some of these obligations are guaranteed by the U.S. Government and some are not. See Investment policies-U.S. Government obligations in the SAI;


2. Obligations (including certificates of deposit, bankers' acceptances and time deposits) of any U.S. bank or other U.S. financial institution that is a member of the Federal Reserve System, the Federal Deposit Insurance Corp.
    (FDIC) or the Federal Savings and Loan Insurance Corp. (FSLIC) [including obligations of foreign branches of those members] and of any U.S. branch of a foreign bank. These U.S. institutions or foreign banks with U.S. branches are required to have total assets (as most recently reported) of not less than $1 billion or the foreign currency equivalent. Under current FDIC and FSLIC regulations, $100,000 is the maximum insurance payable as to any one domestic certificate of deposit; therefore, certificates of deposit purchased by the FUND will not generally be fully insured; and/or



3. Commercial paper and other debt obligations of U.S. corporations, including loan participation certificates, subject to Rule 2a-7 under the Investment Company Act of 1940 (1940 Act), which generally requires that: (a) the security be rated in one of the top two credit rating categories for short-term debt obligations; (b) it have a remaining maturity, at time of purchase, of 397 days or less; and (c) at least 95% of the FUND'S assets be invested in the highest credit rating category, as defined by the Rule. (Rule 2a-7 imposes numerous other requirements on the FUND. See Investment restrictions. Also, see Net asset value in the Appendix for additional discussion of the Rule.)


More detailed descriptions of these types of instruments are given under Permitted investments in the SAI.

When the FUND purchases securities of the types described, it may occasionally enter into a repurchase agreement with the seller. The seller agrees at the time of sale to repurchase the security from the FUND at a mutually agreed upon time and price. See Strategic portfolio transactions in the Appendix.

Although the FUND provides the advantage of diversification, there remains an inherent risk due to the nature of its investments. As a general matter, the current value of debt securities varies inversely with changes in prevailing interest rates. If interest rates increase after a security is purchased, the value of the security will normally decrease. Conversely, should interest rates decrease after a security is purchased, its value will normally increase. These market fluctuations generally should not result in any significant permanent change in value (or realized gains or losses) because the FUND will invest primarily in short-term obligations and does not intend to dispose of the securities it purchases before their maturity.

FOREIGN INVESTMENTS
Investments in securities issued by foreign issuers involve certain risks which are not associated with investment in U.S. securities. The FUND has the authority to invest in foreign securities, within the limits described elsewhere in this Prospectus. Eurodollar deposits in foreign branches of U.S. banks are similar to domestic deposits, but are not covered by FDIC insurance and may be influenced by future political and economic developments and governmental restrictions (for example, restrictions on the flow of capital between Europe and the United States). Refer to Foreign investments in the Appendix for a discussion of the various risks inherent in foreign investing.

PORTFOLIO TURNOVER
The FUND will attempt to increase yields by varying maturities, taking advantage of short-term market variations. This policy is expected to result in a portfolio turnover of 400% to 1000%, consistent with average maturities which range from 20 to 40 days for the FUND as a whole (although the average maturity for any given year may be higher). For example, a rate of portfolio turnover of 100% would occur if all of the FUND'S portfolio were replaced in a period of one year. The high portfolio turnover is not reflective of higher transaction costs because the FUND buys and holds securities rather than trading them in the dealer market. The average maturity of the FUND'S portfolio will vary according to the ADVISOR'S appraisal of money market conditions. The FUND will be managed, however, in accordance with Rule 2a-7 under the 1940 Act, so that the entire portfolio will maintain a dollar-weighted average maturity of 90 days or less.

INVESTMENT RESTRICTIONS

The investment restrictions have been adopted by the FUND as fundamental policies. See General information in the Appendix. For purposes of the following restrictions: (1) all percentage limitations apply immediately after the making of an investment; and (2) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

The FUND may not:

1. Purchase common stock, preferred stock, warrants or other equity or voting securities;


2. Invest more than 5% of its total assets in the securities of any one issuer (excluding the U.S. Government, its agencies and instrumentalities) except to the extent permitted by Rule 2a-7 under the 1940 Act. [Note: Under a three-day safe harbor exception to Rule 2a-7, the FUND may invest up to an additional 25% of its total assets in the securities of a single issuer for a maximum of three business days, if the highest quality standards of the Rule are satisfied and other conditions are met. This exception allows the portfolio manager to efficiently invest large inflows of cash into the FUND.]; and/or



3. Borrow money, except for temporary or emergency purposes and not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amounts borrowed).


Additional investment restrictions can be found in the SAI.

STRATEGIC PORTFOLIO TRANSACTIONS

The portfolio manager for the FUND has considerable discretion in the selection of appropriate FUND investments. In the exercise of that discretion, the portfolio manager may, at any given time, invest a portion of the FUND'S assets in one or more strategic portfolio transactions which we define to include cash enhancement transactions.

For your convenience, in the Appendix, we have included a basic discussion of these special financial arrangement transactions and some of the risks associated with them.

THE MONEY MARKET FUND IS AUTHORIZED:

a) for derivative transactions [none authorized].

b) for cash enhancement transactions, to: lend portfolio securities if such loans of securities do not exceed one-third of the FUND'S total assets at any time, and engage in repurchase transactions. Collateral will be continually maintained at no less than 102% of the value of the loaned securities or of the repurchase price, as applicable.

APPENDIX -- CONTAINS IMPORTANT INFORMATION FOR ALL FUNDS

This Appendix constitutes part of the Prospectuses of Lincoln National Aggressive Growth Fund, Inc. (Aggressive Growth Fund), Lincoln National Bond Fund, Inc. (Bond Fund), Lincoln National Capital Appreciation Fund, Inc. (Capital Appreciation Fund), Lincoln National Equity-Income Fund, Inc. (Equity-Income Fund), Lincoln National Global Asset Allocation Fund, Inc. (Global Asset Allocation Fund), Lincoln National Growth and Income Fund, Inc. (Growth and Income Fund), Lincoln National International Fund, Inc. (International Fund), Lincoln National Managed Fund, Inc. (Managed Fund), Lincoln National Money Market Fund, Inc. (Money Market Fund), Lincoln National Social Awareness Fund, Inc. (Social Awareness Fund), and Lincoln National Special Opportunities Fund, Inc. (Special Opportunities Fund). Unless otherwise indicated, the following information applies to each FUND.

NET ASSET VALUE

Each FUND'S net asset value per share is determined as of close of business (currently 4:00 p.m., New York Time) on the New York Stock Exchange (NYSE) on each day it is open for trading. The net asset value per share for all FUNDS except the Money Market Fund is determined by adding the values of all securities and other assets, subtracting liabilities (including dividends payable) and dividing by the number of shares outstanding. Debt securities and other assets of the FUND, other than equity securities, for which market quotations are readily available, are valued at their bid quotations.

When market quotations are not readily available, debt securities and other assets are valued at their fair value as determined in good faith. This valuation is made by or under the authority of each FUND'S Board of Directors and it may include the use of valuations furnished by outside sources, including pricing services which utilize electronic data processing techniques for valuing normal institutional-size trading units of debt securities. The value of equity securities is based on the last sale prices of those securities on national securities exchanges or over-the-counter, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on exchanges or over-the-counter. In the absence of readily available closing bid and asked prices, equity securities will be valued at fair value. See the SAI Appendix for a discussion of the methodology utilized to value short-term investments (other than for the Money Market Fund), options, futures and options thereon, and foreign securities.

MONEY MARKET FUND. The net asset value per share of the Money Market Fund is determined by the amortized cost method of valuation, under Rule 2a-7, as amended (the Rule) under the Investment Company Act of 1940 (1940 Act). Under the Rule, the FUND'S net asset value using the amortized cost method must fairly reflect market value. The Board of Directors of the FUND has established procedures to assist FUND management and the INVESTMENT ADVISOR in complying with the requirements of the Rule, which imposes specific standards for the maturity, quality and diversification of portfolio securities. The Rule also assigns certain specific duties to FUND management and the Board.

MANAGEMENT OF THE FUNDS

The business and affairs of each FUND are managed under the direction of its Board of Directors. The Board has the power to amend the bylaws of each FUND, to declare and pay dividends and to exercise all the powers of the FUND except those granted to the shareholder. LINCOLN LIFE is the sole shareholder of each FUND.

INVESTMENT ADVISOR. LINCOLN INVESTMENT is the INVESTMENT ADVISOR to the FUNDS and is headquartered at 200 East Berry Street, Fort Wayne, Indiana 46802. LINCOLN INVESTMENT (THE ADVISOR) is registered with the Securities and Exchange Commission (the Commission or SEC) as an INVESTMENT ADVISOR and has acted as an INVESTMENT ADVISOR to mutual funds for over 40 years. The ADVISOR also acts as INVESTMENT ADVISOR to Lincoln National Convertible Securities Fund, Inc., and Lincoln National Income Fund, Inc., closed-end investment companies, and also acts as sub-adviser to two of the series of Delaware Group Adviser Funds, Inc., an open-end series investment company.

The ADVISOR is a wholly-owned subsidiary of Lincoln National Corp. (LNC), a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides life insurance and annuities, property-casualty insurance, reinsurance and financial services. Directors, officers and employees of the ADVISOR and each FUND are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Code of Ethics adopted by the ADVISOR and each FUND. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

Under advisory agreements described in the Prospectus for the VARIABLE ACCOUNT, the ADVISOR provides portfolio management and investment advice to the FUNDS and administers their other affairs, subject to the supervision of each FUND'S Board of Directors.

As compensation for its services to each FUND, the advisor is paid a monthly investment advisory fee at an annual rate based on the average daily net asset value of each FUND, as shown in the following chart:


FUND                                                  ...OF AVERAGE DAILY NET ASSET VALUE
----------------------------------------------------------------------------------------------------------
Aggressive Growth                    .75 of 1% of the first $200 million; .70 of 1% of the next $200 million; .65 of 1% of the excess over $400 million
Capital Appreciation*                .75 of 1% of the first $500 million; .70 of 1% of the excess over
                                     $500 million
Equity-Income*                       .75 of 1% of the first $500 million; .70 of 1% of the excess over
                                     $500 million
Global Asset Allocation              .75 of 1% of the first $200 million; .70 of 1% of the next $200 million; and .68 of 1% of the excess over $400 million
International                        .90 of 1% of the first $200 million; .75 of 1% of the next $200 million; and .60 of 1% in excess over $400 million
All other FUNDS                      .48 of 1% of the first $200 million; .40 of 1% of the next $200 million; and .30 of 1% in excess over $400 million


--------------------------------------------------------------------------------
FUND EXPENSES (see accompanying text below)


                                     1997 RATIO OF THE
                                     ADVISOR'S
                                     COMPENSATION TO        1997 RATIO OF TOTAL
                                     AVERAGE                EXPENSES
FUND                                 NET ASSETS             TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------------------------
Aggressive Growth                    .73%                   .81%
Bond                                 .46                    .53
Capital Appreciation*                .75                    .84
Equity-Income*                       .75                    .82
Global Asset Allocation              .72                    .89
Growth and Income                    .32                    .35
International                        .79                    .93
Managed                              .37                    .42
Money Market                         .48                    .59
Social Awareness                     .36                    .41
Special Opportunities                .37                    .42



* The management fees for the Capital Appreciation and the Equity-Income funds have been decreased effective May 1, 1998 and January 1, 1998 respectively, and the expense information in this table has been restated to reflect current fees.


Expenses specifically assumed by each FUND include: compensation and expenses of Directors of the FUND who are not interested persons of the FUND as defined in the 1940 Act; registration, filing, printing, and other fees in connection with filings with regulatory authorities, including the costs of printing and mailing updated Prospectuses and SAIs provided to current CONTRACT OWNERs; fees and expenses of independent auditors; the expenses of printing and mailing proxy statements and shareholder reports; custodian and transfer agent charges; brokerage commissions and securities and options transaction costs incurred by the FUND; taxes and corporate fees; fees for accounting, valuation and related services; legal fees incurred in connection with the affairs of the FUND (other than legal services provided by personnel of the ADVISOR or its affiliated companies); the fees of any trade association of which the FUND is a member; and expenses of shareholder and Director meetings.

SUB-ADVISORS. As ADVISOR, LINCOLN INVESTMENT is primarily responsible for investment decisions affecting each of the FUNDS. However, LINCOLN INVESTMENT has entered into sub-advisory agreements with several professional investment management firms. These firms provide some or substantially all of the investment advisory services required by a number of the FUNDS, including day-to-day investment management of those FUNDS' portfolios. Each sub-advisor makes investment decisions for its respective fund in accordance with that FUND'S investment objectives and places orders on behalf of that FUND to effect those decisions. See the following tables for more information about the sub-advisors and their fees:

                                      DATE OF    ANNUAL FEE RATE BASED ON AVERAGE DAILY NET ASSET
FUND           SUB-ADVISOR            AGREEMENT  VALUE
------------------------------------------------------------------------------------------------------
Aggressive     Lynch & Mayer          12/20/93   .50 of 1% of the first $150 million .35 of 1% of the
Growth         520 Madison Avenue                excess over $150 million
               New York, NY 10022
Capital        Janus                  1/1/94;    .55 of 1% of the first $100 million .50 of 1% of the
Appreciation   100 Fillmore Street    Amended    next $400 million; and .45 of 1% of the excess over
               Denver, CO 80206       5/1/98     $500 million
Equity Income  Fidelity               12/20/93   .48 of 1%
               82 Devonshire Street   Amended
               Boston, MA 02108       1/1/98
Global Asset   Putnam                 6/8/87     the greater of (a) $40,000; or (b) .47 of 1% of the
Allocation     One Post Office                   first $200 million; .42 of 1% of the next $200
               Square                            million; and .40 of 1% of any excess over $400
               Boston, MA 02104                  million
International  Delaware               4/27/98    .50 of 1% of the first $200 million; .40 of 1% of the
               International                     next $200 million; and .35 of 1% of any excess over
               Advisers, Ltd.                    $400 million
               80 Cheapside,
               London, England
               EC2V 6EE
-------------


                                                 ANNUAL FEE RATE BASED ON MARKET VALUE OF SECURITIES
                                                 HELD IN THE PORTFOLIO OF EACH RESPECTIVE CLIENT FUND
                                      DATE OF    AT THE CLOSE OF BUSINESS ON THE LAST TRADING DAY OF
FUND           SUB-ADVISOR            AGREEMENT  EACH CALENDAR QUARTER
------------------------------------------------------------------------------------------------------
Growth and     Vantage                8/21/85    .20 of 1%
Income         630 5th Avenue
               New York, NY 10111
Managed        Vantage                8/21/85    .20 of 1%
               (STOCK PORTFOLIO
               ONLY)
Social         Vantage                4/30/88    .20 of 1%
Awareness
Special        Vantage                8/21/85    .20 of 1%
Opportunities


No additional compensation from the assets of the FUNDS will be assessed as a result of the sub-advisory agreements; the sub-advisors are paid by LINCOLN INVESTMENT. (There is no sub-advisor for the Bond and Money Market Funds.)

SERVICE MARKS. The service mark for the FUNDS and the name Lincoln National have been adopted by the FUNDS with the permission of LNC, and their continued use is subject to the right of LNC to withdraw this permission in the event the advisor should not be the INVESTMENT ADVISOR of the FUNDS.

In the Prospectus and sales literature, the name Fidelity Investments will be used with the Equity-Income Fund, Janus with the Capital Appreciation Fund and Putnam with the Global Asset Allocation Fund. The continued use of these names is subject to the right of the respective sub-advisor to withdraw its permission in the event it ceases to be the sub-advisor to the particular FUND it advises.

PURCHASE OF SECURITIES BEING OFFERED

Shares of the FUNDS' common stock ($0.01 par value) will be sold to LINCOLN LIFE for allocation to the VARIABLE ANNUITY ACCOUNT (VAA), which has been established for the purpose of funding VARIABLE ANNUITY CONTRACTS; shares in the FUNDS will also be sold to LINCOLN LIFE for allocation to one or more of the variable life accounts, which have been established for the purpose of funding variable life insurance contracts. Shares of each FUND are sold and redeemed at their net asset value per share determined daily. See Sale and redemption of shares. Also see Net asset value. The FUNDS' shares are sold to LINCOLN LIFE for the VARIABLE ACCOUNTS on a no-load basis -- that is, without the imposition of a sales charge.

SALE AND REDEMPTION OF SHARES

The shares of each FUND are sold and redeemed by the FUND at their net asset value per share next determined after receipt by LINCOLN LIFE of a purchase or redemption order in acceptable form. Redemption of FUND shares held by LINCOLN LIFE for its own account will be effected at the FUND'S net asset value per share next determined after receipt of the redemption request by the FUND. The value of shares redeemed may be more or less than original cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made within seven days after the redemption request is received in proper form by the FUNDS. However, the right to redeem FUND shares may be suspended or payment postponed for any period during which (1) trading on the NYSE is restricted as determined by the Commission, or the NYSE is closed for other than weekends and holidays; (2) an emergency exists, as determined by the Commission, as a result of which (a) disposal by each FUND of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for each FUND to determine fairly the value of its net assets; or (3) the Commission by order so permits for the protection of shareholders of the FUNDS.

DISTRIBUTION AND FEDERAL INCOME TAX CONSIDERATIONS

Each FUND'S policy is to distribute, at least once a year, substantially all of its net investment income. Net realized capital gains may only be distributed annually. These distributions, when paid to LINCOLN LIFE for the VARIABLE ACCOUNTS, will be reinvested automatically in additional shares of that FUND, at its net asset value per share.

Each FUND intends to qualify and has elected to be taxed as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the CODE). If a FUND qualifies as a regulated investment company and complies with the provisions of the CODE relieving regulated investment companies which distribute substantially all of their net income (both ordinary income and capital gain) from Federal income tax and the 4% nondeductible Federal excise tax, the FUNDS will be relieved of those taxes on the amounts distributed. See the SAI for a more complete discussion.

Each FUND is subject to asset diversification requirements under Section 817(h) of the code and the related regulation that the United States Treasury Department has adopted. Each FUND intends to comply with these diversification requirements.

Since the sole shareholder of the FUNDS is LINCOLN LIFE, there is no discussion here about the Federal income tax consequences at the shareholder level. For information concerning the Federal income tax consequences to holders of annuity or life insurance contracts, including the failure of a FUND to comply with the diversification requirements discussed above, see the Prospectus for the VARIABLE ACCOUNT at the front of this booklet.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

In the Annual Report for the FUNDS, the portfolio manager for each FUND discusses that FUND'S performance for the previous fiscal year and the factors which affected that performance. We will send you a copy of the Annual Report free upon request.

DESCRIPTION OF SHARES


The authorized capital stock of each FUND consists of 50 million shares of common stock (150 million for the Growth and Income Fund and 100 million each for the Equity-Income Fund, International Fund, Social Awareness Fund and Managed Fund), $0.01 par value. As of March 1, 1998, each FUND had the following number of shares issued and outstanding:



Aggressive Growth                        24,053,290
Bond                                     23,710,935
Capital Appreciation                     29,127,492
Equity-Income                            42,380,182
Global Asset Allocation                  30,669,482
Growth and Income                        91,450,856
International                            31,597,979
Managed                                  49,579,824
Money Market                              9,274,413
Social Awareness                         39,436,497
Special Opportunities                    27,558,445


FUND shares will be owned by LINCOLN LIFE and will be held by it in the VARIABLE ACCOUNTS. As sole shareholder of each FUND, LINCOLN LIFE may be deemed to be a control person as that term is defined under the 1940 Act. However, as stated in the Prospectuses for the VARIABLE ACCOUNTS, LINCOLN LIFE provides to CONTRACT OWNERS of the VARIABLE ACCOUNTS the right to direct the voting of FUND shares at shareholder meetings, to the extent provided by law. LINCOLN LIFE will vote for or against any proposition, or will abstain from voting, any FUND shares attributable to a contract for which no timely voting instructions are received, and any FUND shares held by LINCOLN LIFE for its own account, in proportion to the voting instructions that it received with respect to all contracts participating in that FUND. However, if the 1940 Act or any regulation under it should change, and as a result LINCOLN LIFE determines it is permitted to vote FUND shares in its own right, it may elect to do so.

All the shares of each FUND are of the same class with equal rights and privileges. Each full share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote, on all matters subjected to a vote of the shareholder. All shares, full and fractional, participate proportionately in any dividends and capital gains distributions and, in the event of liquidation, in that FUND'S net assets remaining after satisfaction of outstanding liabilities.

When issued, each share is fully-paid and non-assessable and the shareholder has no preemptive or conversion rights. FUND shares have non-cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so. In that event the holders of the remaining shares so voting will not be able to elect any directors. Shares may be redeemed as set forth under Sale and redemption of shares.

The Bylaws of the FUNDS allow them, in proper cases, to dispense with their annual meetings of the shareholder. Generally, this may be done as long as: (1) a majority of the Directors then in office have at some point been elected by the shareholder and, if any vacancy is filled by vote of the Board of Directors, then immediately after filling the vacancy at least two thirds of the Directors shall have been elected by the shareholder; (2) there is no change in the independent auditor of the FUNDS; (3) there is no material change to the investment advisory and/or sub-advisory agreements and/or fundamental policies; and (4) a shareholder vote is not required with respect to a distribution agreement. In adopting this procedure for dispensing with annual meetings that are a formality, the Directors of the FUNDS have undertaken to comply with the requirements of Section 16(c) of the 1940 Act. That Section protects CONTRACT OWNERS by providing a procedure by which they may require management to convene a meeting of the shareholder to vote on removal of one or more Directors. The Directors also have agreed to facilitate communication among CONTRACT OWNERS for the purpose of calling those meetings. Further information about these procedures is available from FUND management.

STRATEGIC PORTFOLIO TRANSACTIONS -- ADDITIONAL INFORMATION

Because of their different investment objectives and portfolio management philosophies many of the FUNDS engage to varying degrees in strategic portfolio transactions, in order to preserve or enhance the value of their assets. These can be generally identified as either derivative transactions or cash enhancement transactions. Derivative transactions are recognized by the investment community as an acceptable way to seek to increase the FUND'S overall value (or, depending on the condition of the securities markets, at least to slow its decrease). Cash enhancement transactions are designed to make some extra money for the FUND when it has excess cash, or to help the FUND obtain some cash for temporary purposes when needed. See the Prospectus for each FUND for a listing of the kinds of transactions in which each FUND may engage.

1. DERIVATIVE TRANSACTIONS

  A.  Introduction
      A derivative transaction is a financial agreement the value of which is dependent upon the values of one or more underlying assets or upon the values of one or more indices of asset values. The following types are currently in fairly common use in the investment community, although not every FUND will use all of them:

      1. Equity contracts: stock options and indexed options; equity swaps; stock index futures and options on futures; swaptions;

      2. Interest rate contracts: interest rate futures and options on them; forward rate agreements (FRAs); interest rate swaps and their related transactions (e.g., caps, floors, collars and corridors); and/or

      3. Currency derivative contracts: currency forward contracts; currency options; currency futures; currency swaps; cross-currency interest rate swaps.

SIMPLIFIED DEFINITIONS FOR THESE TRANSACTIONS ARE PROVIDED IN THE SAI APPENDIX.

Although they may be structured in complex combinations, derivative transactions in which the FUNDS engage generally fall into two broad categories: options contracts or forward contracts. The combined forms are constantly evolving. In fact, variations on the types listed previously may come into use after the date of these Prospectuses. Therefore, where the Prospectus for a particular FUND discloses the intent of that FUND to engage in any of the types listed, that FUND hereby reserves the right to engage in related variations on those transactions.

The FUNDS intend to engage in derivative transactions only defensively. Examples of this defensive use might be: to hedge against a perceived decrease in a FUND'S asset value; to control transaction costs associated with market timing (E.G., by using futures on an unleveraged basis); and to lock in returns, spreads, or currency exchange rates in anticipation of future cash market transactions.

There is no discussion here of asset-backed or mortgage-backed securities (such as collateralized mortgage obligations, structured notes, inverse floaters, principal-only or interest-only securities, etc.). See the Prospectus and SAI for the Capital Appreciation and Equity-Income FUNDS, which are authorized to engage in this kind of trading.

  B.  Risk factors commonly associated with derivative transactions.

      There are certain risks associated with derivatives, and some derivatives involve more of these risks than others. We briefly describe the most common ones here; however, this is not an exhaustive list. Consult your financial counselor if you have additional questions.

      CREDIT RISK is the possibility that a counterparty to a transaction will fail to perform according to the terms and conditions of the transaction, causing the holder of the claim to suffer a loss.

      CROSS-CURRENCY SETTLEMENT RISK (or Herstatt risk) is related to the settlement of foreign exchange contracts. It arises when one of the counterparties to a contract pays out one currency prior to receiving payment of the other. Herstatt risk arises because the hours of operation of domestic interbank fund transfer systems often do not overlap due to time zone differences. In the interval between the time one counterparty has received payment in one indicated currency and the time the other counterparty(ies) receive payment in the others, those awaiting payment are exposed to credit risk and market risk.

      LEGAL RISK is the chance that a derivative transaction, which involves highly complex financial arrangements, will be unenforceable in particular jurisdictions or against a financially troubled entity; or will be subject to regulation from unanticipated sources.

      MARKET LIQUIDITY RISK is the risk that a FUND will be unable to control its losses if a liquid secondary market for a financial instrument does not exist. It is often considered as the risk that a (negotiable or assignable) financial instrument cannot be sold quickly and at a price close to its fundamental value.

      MARKET RISK is the risk of a change in the price of a financial instrument, which may depend on the price of an underlying asset.

      OPERATING RISK is the potential of unexpected loss from inadequate internal controls or procedures; human error; system (including data processing system) failure; or employee dishonesty.

      SETTLEMENT RISK between two counterparties is the possibility that a counterparty to whom a firm has made a delivery of assets or money defaults before the amounts due or assets have been received; or the risk that technical difficulties interrupt delivery or settlement even if the counterparties are able to perform. In the latter case, payment is likely to be delayed but recoverable.

      SYSTEMIC RISK is the uncertainty that a disruption (at a firm, in a market segment, to a settlement system, etc.) might cause widespread difficulties at other firms, in other market segments, or in the financial system as a whole.

      SPECIAL NOTE FOR OPTIONS AND FUTURES TRANSACTIONS: Gains and losses on options and futures transactions depend on the portfolio manager's ability to correctly predict the direction of stock prices and interest rates, and other economic factors. Options and futures trading may fail as hedging techniques in cases where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge. The loss from investing in futures transactions is potentially unlimited.

      SOME OF THESE RISKS MAY BE PRESENT IN EACH TYPE OF TRANSACTION, WHILE OTHERS MAY PERTAIN ONLY TO CERTAIN ONES. These risks are discussed here only briefly. Before you invest in a particular fund, please consult your financial counselor if you have questions about the risks associated with that FUND'S use of derivatives.

  C.  Varying usage of derivative transactions

      Subject to the terms of the Prospectus and SAI for each FUND, that FUND'S portfolio manager decides which types of derivative transactions to employ, at which times and under what circumstances. For a description of the limits, risk factors and circumstances under which derivative transactions will be used by each FUND, refer to the SAI booklet.

  D.  Increased government scrutiny

      Derivative transactions are coming under increased scrutiny by Congress and industry regulators (such as the SEC and the Office of the Comptroller of the Currency), and by self-regulatory agencies (such as the NASD). Should legislation or regulatory initiatives be enacted resulting in additional restrictive requirements for derivative transactions, LINCOLN LIFE and the FUNDS reserve the right to make all necessary changes in the CONTRACTS and the Registration Statements for the FUNDS, respectively, to comply with those requirements.

2. CASH ENHANCEMENT TRANSACTIONS

Cash enhancement transactions also involve certain risks to the fund. They are discussed more fully in the SAI.

  A.  Lending of portfolio securities

      Any FUND authorized to do so may make secured loans of its portfolio securities, in order to realize additional income. The loans are limited to a maximum of a stipulated amount of the FUND'S total assets. As a matter of policy, securities loans are made to broker/dealers under agreements requiring that the loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to 102% of the value of the securities lent.

      The borrower pays the FUND an amount equal to any dividends or interest received on securities lent. The FUND retains all or a portion of the interest received on securities lent. The FUND also retains all or a portion of the interest received on investment of the cash collateral, or receives a fee from the borrower.

      With respect to the loaned securities, voting rights or rights to consent pass to the borrower. However, the FUND retains the right to call in the loans and have the loaned securities returned at any time with reasonable notice. This is important when issuers of the securities ask holders of those securities -- including the FUND -- to vote or consent on matters which could materially affect the holders' investment. The FUND may also call in the loaned securities in order to sell them. None of the FUNDS' portfolio securities will be loaned to LINCOLN INVESTMENT, to any sub-advisor, or to any of their respective affiliates. The FUND may pay reasonable finder's fees to persons unaffiliated with it in connection with the arrangement of the loans.

  B.  Repurchase (Repo) and reverse repurchase (Reverse Repo) transactions


      1. Repos. From time to time, the FUNDS may enter into Repo transactions. In a typical Repo transaction, the FUND involved buys U.S. Government or other money market securities from a financial institution (such as a bank, broker, or savings and loan association). At the same time, as part of the arrangement, the FUND obtains an agreement from the seller to repurchase those same securities from the FUND at a specified price on a fixed future date.

         The repurchase date is normally not more than seven days from the date of purchase. Repurchase agreements maturing in more than seven days will be considered illiquid and subject to the FUNDS restriction on illiquid securities.


      2. Reverse repos. A FUND may also be authorized to enter into Reverse Repo transactions. This simply means the FUND is on the reverse side of a Repo transaction. That is, the FUND is the Seller of some of its portfolio securities, subject to buying them back at a set price and date.

         Authorized FUNDS will engage in Reverse Repos for temporary purposes, such as for obtaining cash to fund redemptions; or for the purpose of increasing the income of the FUND by investing the cash proceeds at a higher rate than the cost of the agreement. Entering into a reverse repo transaction is considered to be the borrowing of money by the FUND. FUNDS authorized to engage in Repos as buyers are not necessarily authorized to do Reverse Repos.

FOREIGN INVESTMENTS

There are certain risks involved in investing in foreign securities, including those resulting from fluctuations in currency exchange rates; devaluation of currencies; political or economic developments including the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; and the fact that foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. With respect to certain foreign countries, there is also the possibility of expropriation, nationalization, confiscatory taxation, and limitations on the use or removal of cash or other assets of a FUND, including the withholding of interest payments or dividends. These risks may be particularly great in so-called developing or undeveloped countries, sometimes referred to as Emerging Markets.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the NYSE. Accordingly, a FUND'S foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. The FUNDS will incur costs in converting foreign currencies into U.S. dollars. Custody charges are generally higher for foreign securities. In buying and selling securities on foreign exchanges, a FUND normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries that in the United States. There may be difficulty in enforcing legal rights outside the United States. For example, in the event of default on any foreign debt obligations, it may be more difficult or impossible for the FUND to obtain or to enforce a judgment against the issuers of these securities. The ADVISOR or sub-advisor will take all these factors into consideration in managing a FUND'S foreign investments.

Certain state insurance regulations impose additional restrictions on the extent to which a FUND may invest in foreign securities. See the SAI.

The share price of a FUND that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which those securities are denominated. Depending on the extent of a FUND'S investments abroad, changes in a FUND'S share price may have a low correlation with movements in the U.S. markets. Because most of the foreign securities in which the FUND invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an important factor in the performance of the FUND.

FOREIGN CURRENCIES

When an ADVISOR or sub-advisor believes that a currency in which a portfolio security or securities is denominated or exposed may suffer a decline against the U.S. dollar, it may hedge that risk by entering into a forward contract to sell an amount of foreign currency approximating the value of some or all of the portfolio securities denominated in or exposed to that foreign currency.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and a FUND may hold various foreign currencies, the value of the net assets of that FUND as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. Some foreign currency values may be volatile, and there is the possibility of government controls on currency exchange or governmental intervention in currency markets which could adversely affect the FUND.

Investors should be aware that exchange rate movements can be significant and can endure for long periods of time. In order to protect against uncertainty in the level of future foreign currency exchange rates, a FUND'S ADVISOR or sub-advisor may attempt to manage exchange rate risk through active currency management, including the use of certain foreign currency hedging transactions.

For example, it may hedge some or all of its investments denominated in a foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into contracts to exchange that currency for U.S. dollars (not exceeding the value of the FUND'S assets denominated in or exposed to that currency), or by participating in options or futures contracts with respect to that currency. If the ADVISOR or sub-advisor believes that a particular currency may decline relative to the U.S. dollar, the FUND may also enter into contracts to sell that currency (up to the value of the FUND'S assets denominated in or exposed to that currency) in exchange for another currency that the ADVISOR or sub-advisor expects to remain stable or to appreciate relative to the U.S. dollar. This technique is known as currency cross-hedging. Refer to the Prospectus for each FUND to determine which FUNDS may engage in these transactions.

These strategies are intended to minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, these strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may adversely impact the FUND'S performance if the ADVISOR or sub-advisor's projection of future exchange rates is inaccurate. See Strategic portfolio transactions.


Additionally, several European countries are participating in the European Economic and Monetary Union, which will establish a common European currency for participating countries. This currency will commonly be known as the "Euro". It is anticipated that each such participating country will replace its existing currency with the Euro on January 1, 1999. Additional European countries may elect to participate after that date. FUNDS investing in securities of participating countries could be adversely affected if the computer systems used by their major service providers are not properly prepared to handle both the imminent implementation of this single currency and the prospect of the adoption of the Euro by additional countries in the future. These FUNDS are taking steps to obtain satisfactory assurances that their major service providers are, in turn, taking steps reasonably designed to address these matters with respect to the computer systems they use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of any FUND.


GENERAL INFORMATION

Your inquiries should be directed to Lincoln National Life Insurance Co., at P.O. Box 2340, Fort Wayne, Indiana 46801; or, you may call 1-800-4LINCOLN (454-6265).

The FUNDS will issue unaudited semiannual reports showing current investments in each FUND and other information; and annual financial statements audited by their independent auditors. In 1998, in response to certain changes to the federal securities laws, the Board of Directors of each FUND recommended, and shareholders of each FUND approved, changes to the fundamental policies for certain of the FUNDS. The Board of Directors of each FUND also changed or eliminated certain non-fundamental policies of certain FUNDS.

Under the 1940 Act a fundamental policy of a fund may not be changed without the affirmative vote of a majority of the fund's outstanding shares.

As used in this Prospectus, the term majority of the FUND'S outstanding shares means the vote of: (1) 67% or more of each FUND'S shares present at a meeting, if the holders of more than 50% of the outstanding shares of each FUND are present or represented by proxy, or (2) more than 50% of each FUND'S outstanding shares, whichever is less.

These Prospectuses do not contain all the information included in their Registration Statements filed with the Commission. The Registration Statements, including the exhibits filed with them, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectuses about the contents of any CONTRACT or other document referred to in them are not necessarily complete. In each instance, reference is made to the copy of that CONTRACT or other document filed as an exhibit to the Registration Statement of which the particular Prospectus forms a part, and each statement is qualified in all respects by that reference.

The use of FUNDS by both variable annuity and variable life insurance separate accounts is known as mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of CONTRACT OWNERS under the VARIABLE LIFE ACCOUNTS may conflict with those of CONTRACT OWNERS under the variable annuity account, in those cases where mixed funding occurs. For example, violation of the federal tax laws by one VARIABLE ACCOUNT investing in the FUNDS could cause the contracts and Policies funded through another VARIABLE ACCOUNT to lose their tax-deferred status, unless remedial action were taken. The Board of Directors of each FUND will monitor for any material conflicts and determine what action, if any, should be taken.

Should any conflict arise which requires that a substantial amount of assets be withdrawn from any of the FUNDS, orderly portfolio management could be disrupted, to the detriment of those CONTRACT OWNERS still investing in that FUND. Also, if that FUND believes that any portfolio has become so large as to materially impair investment performance, then the FUND will examine other investment options.

LINCOLN LIFE performs the dividend and transfer functions for the FUNDS.


PREPARING FOR YEAR 2000



THE 'YEAR 2000' ISSUE. Many existing computer programs use only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the year 2000. This 'year 2000 issue' affects virtually all companies and organizations.



Lincoln Life is responsible, as part of its year 2000 updating process, for the updating of FUND-related computer systems. An affiliate of Lincoln Life, Delaware Service Company (Delaware), provides substantially all of the necessary accounting and valuation services for the FUNDS. Delaware, for its part, is responsible for updating all of its computer systems, including those which serve the FUNDS, to accommodate the year 2000. Lincoln Life and Delaware have begun formal discussions with each other to assess the requirements for their respective systems to interface properly in order to facilitate the accurate and orderly operation of the FUND beginning in the year 2000.



The year 2000 issue is pervasive and complex and affects virtually every aspect of the businesses of Lincoln Life, Delaware, and the FUNDS (the Companies). The computer systems of Lincoln Life and Delaware (including those computer systems which serve the FUNDS) and their interfaces with the computer systems of vendors, suppliers, customers and other business partners are particularly vulnerable. The inability to properly recognize date-sensitive electronic information and to transfer data between systems could cause errors or even complete failure of systems, which would result in a temporary inability to process transactions correctly and engage in normal business activities for the FUNDS. Lincoln Life and Delaware, respectively, are redirecting significant portions of their internal information technology efforts and are contracting, as needed, with outside consultants to help update their systems to accommodate the year 2000. Also, in addition to the discussions with each other noted above, Lincoln Life and Delaware have respectively initiated formal discussions with other critical parties that interface with their systems to gain an understanding of the progress by those parties in addressing year 2000 issues. While Lincoln Life and Delaware are making substantial efforts to address their own systems (including those which serve the FUNDS) and the systems with which they interface, it is not possible to provide assurance that operational problems will not occur. Lincoln Life and Delaware presently believe that, with the modification of existing computer systems, updates by vendors and conversion to new software and hardware, the year 2000 issue will not pose significant operations problems for their respective computer systems. In addition, the Companies are incorporating potential issues surrounding year 2000 into their contingency planning process, in the event that, despite these substantial efforts, there are unresolved year 2000 problems. If the remediation efforts noted above are not completed timely or properly, the year 2000 issue could have a material adverse impact on the operation of the businesses of Lincoln Life, Delaware, the FUNDS, or all of them.



The cost of addressing year 2000 issues and the timeliness of completion will be closely monitored by management for Lincoln Life, Delaware and the FUNDS and, for each company, will be based on its management's best estimates which are derived utilizing numerous assumptions of future events, including the continued availability of certain resources, third-party modification plans and other factors. Nevertheless, there can be no guarantee by Lincoln Life, by Delaware or by the FUNDS that estimated costs will be achieved, and actual results could differ significantly from those anticipated. Specific factors that might cause such differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer problems, and other uncertainties.

THIS PAGE WAS INTENTIONALLY LEFT BLANK.

STATEMENT OF ADDITIONAL
INFORMATION TABLE OF
CONTENTS -- 11 UNDERLYING
FUNDS*

ITEM                                              ITEM
------------------------------------------------  ------------------------------------------------
General Information and History                   Appendix

Investment objective                                Investment advisor and sub-advisor

Investment policies and techniques                  Directors and officers

Investment restrictions                             Investment policies and techniques
Portfolio transactions and brokerage                (continued): options, futures, securities
Determination of net asset value                    valuation, securities lending, repurchase and
                                                    reverse repurchase agreements

                                                    Custodian

                                                    Independent auditors

                                                    Financial statements

                                                    Bond and commercial paper ratings

                                                    U.S. Government obligations

                                                    Taxes

                                                    State requirements

                                                    Derivative transactions -- definitions

*NOTE: THIS IS A GENERIC TABLE. THERE ARE
VARIATIONS IN THE CONTENTS OF THE SAI FROM FUND
TO FUND.

--------------------------------------------------------------------------------

Please send me a free copy of the current Statement of Additional Information for Lincoln National Life Insurance Co. Variable Annuity Account C:
                                 (Please Print)

Name: __________________________________________________________________________

Address: _______________________________________________________________________

City _________________________________ State ____________________ Zip __________

Mail to Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46081

THIS PAGE WAS INTENTIONALLY LEFT BLANK.

LINCOLN NATIONAL
MONEY MARKET FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


This SAI should be read in conjunction with the Prospectus of Lincoln National Money Market Fund, Inc. (FUND) dated
May 1, 1998. You may obtain a copy of the FUND'S Prospectus on request and without charge. Please write Lincoln
National Life Insurance Co., P.O. Box 2340, Fort Wayne,
Indiana 46801 or call 1-800-4LINCOLN (454-6265).


TABLE OF CONTENTS

                                                              PAGE
-------------------------------------------------------------------
INVESTMENT OBJECTIVE                                           MM-2
-------------------------------------------------------------------
INVESTMENT POLICIES                                            MM-2
-------------------------------------------------------------------
INVESTMENT RESTRICTIONS                                        MM-3
-------------------------------------------------------------------
PORTFOLIO TRANSACTIONS                                         MM-3
-------------------------------------------------------------------
APPENDIX
Investment advisor and sub-advisor                              A-1
-------------------------------------------------------------------
Directors and officers                                          A-3
-------------------------------------------------------------------
Investment policies and techniques (continued): options,
futures, securities valuation, securities lending,
repurchase and reverse repurchase agreements                    A-4
-------------------------------------------------------------------

                                                              PAGE
-------------------------------------------------------------------
Custodian                                                      A- 9
-------------------------------------------------------------------
Independent auditors                                           A- 9
-------------------------------------------------------------------
Financial statements                                           A- 9
-------------------------------------------------------------------
Bond and commercial paper ratings                              A- 9
-------------------------------------------------------------------
U.S. Government obligations                                    A-11
-------------------------------------------------------------------
Taxes                                                          A-12
-------------------------------------------------------------------
State requirements                                             A-12
-------------------------------------------------------------------
Derivative transactions-definitions                            A-12
-------------------------------------------------------------------


   AN INVESTMENT IN THIS FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $10.00 PER SHARE.

THIS SAI IS NOT A PROSPECTUS.


The date of this SAI is May 1, 1998.

INVESTMENT OBJECTIVE

The investment objective of the FUND is maximum current income consistent with the preservation of capital. The investment objective and policies of the FUND are fundamental and cannot be changed without the affirmative vote of a majority of the outstanding voting securities of the FUND. See General information in the Prospectus. There can be no assurance that the investment objective of the FUND will be achieved.

The primary risk in the FUND is an interest rate risk. The rate of return in this FUND will vary with fluctuations in short-term interest rates. Other than this, the FUND is considered to be of low relative risk as it has followed a policy of investing primarily in short-term instruments rated in one of the top two credit rating categories by one or the other primary credit rating services.

INVESTMENT POLICIES

The FUND pursues its investment objective by investing primarily in a portfolio of short-term money market instruments maturing within one year from date of purchase. (See Description of the FUND and Investment policies and techniques in the Prospectus.)

PERMITTED INVESTMENTS

The following is a description of the instruments in which the FUND intends to invest, as discussed under Investment policies and techniques in the Prospectus. See Bond ratings (top four credit rating categories by Moody's or by Standard and Poor's Corp.) and Commercial paper ratings (top two credit rating categories by Moody's or by Standard and Poor's Corp.) in the Appendix for a description of ratings.


U.S. GOVERNMENT OBLIGATIONS are securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of two to ten years and Treasury bonds generally have a maturity of greater than ten years.


Various agencies of the U.S. Government issue obligations. These securities are described more fully in the SAI Appendix.

CERTIFICATES OF DEPOSIT are certificates issued against FUNDS deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable.


LOAN PARTICIPATION CERTIFICATES refers to short-term, high-quality participations in selected commerical bank loans issued by creditworthy banks.


BANKERS' ACCEPTANCES are short-term credit instruments used to finance commercial transactions. Generally, a bankers' acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of FUNDS to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers' acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers' acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

BANK TIME DEPOSITS are FUNDS kept on deposit with a bank for a stated period of time in an interest-bearing account. At present, bank time deposits are not considered by the ADVISOR to be readily marketable.

COMMERCIAL PAPER refers to short-term (from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

CORPORATE OBLIGATIONS include bonds, debentures, notes and other evidences of indebtedness, secured or unsecured, issued by corporations in order to finance credit needs.

LENDING OF PORTFOLIO SECURITIES

The FUND may from time to time lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral from the borrower, in the form of cash (which may be invested in short-term securities), U.S. Government obligations or certificates of deposit. Such collateral will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities, and will be in the actual or constructive possession of the FUND during the term of the loan. The FUND will retain the incidents of ownership of the loaned securities and will be entitled to the interest or dividends payable on the loaned securities. In addition, the FUND will receive interest on the amount of the loan. The loans will be terminable by the FUND at any time and will not be made to any affiliates of the FUND or the investment advisor. The FUND may pay reasonable finder's fees to persons unaffiliated with it in connection with the arrangement of the loans.

As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral or the loaned securities should the borrower of securities fail financially. However, loans of portfolio securities will be made only to firms deemed by the ADVISOR to be creditworthy.

REPURCHASE AGREEMENTS

A repurchase agreement typically involves the purchase by the FUND of securities (U.S. Government or other money market securities) from a financial institution such as a bank, broker-dealer or savings and loan association, coupled with an agreement by the seller to repurchase the same securities from the FUND at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price to the FUND and the resale price to the seller represents the interest earned by the FUND which is unrelated to the coupon rate or maturity of the purchased security. If the seller defaults, the FUND may incur a loss if the value of the collateral securing the repurchase agreement declines, or the FUND may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the FUND may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings. The Board of Directors or its delegates will evaluate the creditworthiness of all entities, including banks and broker-dealers, with which they propose to enter into repurchase agreements. These transactions will be fully collateralized and the collateral for each transaction will be in the actual or constructive possession of the FUND during the term of the transaction, as provided in the agreement.

INVESTMENT RESTRICTIONS

In addition to the investment restrictions listed in the Prospectus, the following investment restrictions have been adopted by the FUND as fundamental policies. Under the Investment Company Act of 1940, as amended (1940 Act), a fundamental policy may not be changed without the affirmative vote of a majority of the outstanding voting securities of the FUND, as defined in the 1940 Act. See General information in the Prospectus. For purposes of the following restrictions: (1) all percentage limitations apply immediately after the making of an investment; and (2) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

The FUND may not:

 1. Invest more than 25% of its total assets in the securities of issuers in any one industry. For purposes of this restriction, gas, electric, water and telephone utilities are treated as separate industries. This restriction does not apply to obligations issued by banks (excluding foreign branches of U.S. banks and U.S. branches of foreign banks) or issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

 2. Purchase or sell real estate or interests therein, although it may purchase securities of issuers which engage in real estate operations or securities which are secured by interests in real estate.


 3. Make loans except that it may lend its portfolio securities if such loans are fully collateralized and such loans of securities do not exceed one-third of its total assets at any one time. See Investment policies and techniques. The purchase of debt securities, (including loan participation certificates) and the entry into repurchase agreements are not considered the making of loans.


 4. Purchase or write put or call options.

 5. Underwrite the securities of other issuers, except insofar as the FUND may be deemed an underwriter under the Securities Act of 1933 in disposing of portfolio securities.

 6. Invest more than 10% of its total assets in securities (including repurchase agreements and non-negotiable time deposits maturing in more than seven days) which are subject to legal or contractual restrictions upon resale or are otherwise not readily marketable.

 7. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.

 8. Make short sales of securities.

 9. Purchase or sell commodities or commodity futures contracts.

10. Purchase securities of investment companies except in connection with an acquisition, merger, consolidation or reorganization.

11. Invest in companies for the purpose of, or with the effect of, acquiring control.


12. Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in Restriction 3 in the Prospectus (see Investment restrictions).



13. Issue senior securities as defined in the 1940 Act except insofar as the FUND may be deemed to have issued a senior security by borrowing money in accordance with restrictions described above.


PORTFOLIO TRANSACTIONS

The FUND'S INVESTMENT ADVISOR (the ADVISOR) places orders for all purchases and sales of portfolio securities. The ADVISOR purchases portfolio securities for the FUND either directly from the issuer or from dealers who deal in money market instruments. Although the FUND does not seek profits through short-term trading, the ADVISOR may, on behalf of the FUND, dispose of any portfolio security before its maturity if it believes such disposition to be advisable. The FUND'S policy of investing in securities with maturities of generally less than one year results in a large number of purchases in the portfolio. However, since brokerage commissions are not normally paid on investments of the FUND, this does not have a significant adverse effect on the net asset value or net income of the FUND. In connection with portfolio transactions for the FUND, the ADVISOR seeks to obtain the best net price and the most favorable execution of its orders.

To the extent that the execution and price offered by more than one dealer are comparable, the ADVISOR may, in its discretion, purchase and sell portfolio securities to and from dealers who provide the FUND with research advice or other services, which services may be used for the benefit of other clients for which the ADVISOR acts as ADVISOR. Portfolio securities are not purchased from or sold to the ADVISOR or any affiliated person (as defined in the 1940 Act) of the advisor. The ADVISOR currently provides investment advice to a number of other clients. See Investment ADVISOR and sub-advisor in the Appendix. It will be the practice of the ADVISOR to allocate purchase and sale transactions among the FUND and others whose assets are managed in such manner as is deemed equitable. In making such allocations, major factors to be considered are investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the FUND and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by the FUND or other accounts or companies for which the ADVISOR provides investment advice (including affiliates of the ADVISOR). On occasions when the ADVISOR deems the purchase or sale of a security to be in the best interest of the FUND, as well as the other clients of the ADVISOR, the ADVISOR, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the FUND with those to be sold or purchased for other clients in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the ADVISOR in the manner it considers to be equitable and consistent with its fiduciary obligations to all such clients, including the FUND. In some instances, the procedures may impact the price and size of the position obtainable for the FUND.

APPENDIX

(NOTE: THIS IS UNIFORM INFORMATION FOR THE 11 FUNDS. SEE EACH FUND'S SAI FOR INFORMATION SPECIFIC TO THAT FUND.)

THIS APPENDIX CONSTITUTES PART OF THE SAIS OF LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC. (AGGRESSIVE GROWTH FUND), LINCOLN NATIONAL BOND FUND, INC. (BOND
FUND), LINCOLN NATIONAL CAPITAL APPRECIATION FUND, INC. (CAPITAL APPRECIATION
FUND), LINCOLN NATIONAL EQUITY-INCOME FUND, INC. (EQUITY-INCOME FUND), LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC. (GLOBAL ASSET ALLOCATION FUND), LINCOLN NATIONAL GROWTH AND INCOME FUND, INC. (GROWTH AND INCOME FUND), LINCOLN NATIONAL INTERNATIONAL FUND, INC. (INTERNATIONAL FUND), LINCOLN NATIONAL MANAGED FUND, INC. (MANAGED FUND), LINCOLN NATIONAL MONEY MARKET FUND, INC. (MONEY MARKET FUND), LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC. (SOCIAL AWARENESS
FUND), AND LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND, INC. (SPECIAL OPPORTUNITIES FUND). UNLESS OTHERWISE INDICATED, THE FOLLOWING INFORMATION APPLIES TO EACH FUND.

INVESTMENT ADVISOR AND SUB-ADVISOR

LINCOLN INVESTMENT Management, Inc. (LINCOLN INVESTMENT) is the investment ADVISOR to the FUNDS and is headquartered at 200 E. Berry Street, Fort Wayne, Indiana 46802. LINCOLN INVESTMENT (THE ADVISOR) is a subsidiary of Lincoln National Corp. (LNC), a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services. LINCOLN INVESTMENT is registered with the Securities and Exchange Commission (SEC) as an INVESTMENT ADVISOR and has acted as an INVESTMENT ADVISOR to mutual funds for over 40 years. The ADVISOR also acts as INVESTMENT ADVISOR to Lincoln National Income Fund, Inc. (a closed-end investment company whose investment objective is to provide a high level of current income from interest on fixed-income securities) and Lincoln National Convertible Securities Fund, Inc. (a closed-end investment company whose investment objective is a high level of total return on its assets through a combination of capital appreciation and current income) and to other clients, and also acts as sub-adviser to two of the series of Delaware Group Adviser Funds, Inc. (the Corporate Income Fund and the Federal Bond Fund of that retail mutual fund complex).

Under Advisory Agreements with the FUNDS, the ADVISOR provides portfolio management and investment advice to the FUNDS and administers its other affairs, subject to the supervision of the funds' Board of Directors. The advisor, at its expense, will provide office space to the FUNDS and all necessary office facilities, equipment and personnel and will make its officers and employees available to the FUNDS as appropriate. In addition, the ADVISOR will pay all expenses incurred by it or by the FUNDS in connection with the management of each FUND'S assets or the administration of its affairs, other than those assumed by the FUNDS, as described in the Appendix to the Prospectus. LINCOLN LIFE has paid the organizational expenses of all the FUNDS. The rates of compensation to the ADVISOR and the sub-advisors are set forth in the Appendix to the Prospectus.


                                                          1997        1996        1995
--------------------------------------------------------------------------------------------
Aggressive Growth Fund                                    $2,109,952  $1,428,803  $  725,544

Bond Fund                                                  1,221,295   1,188,030   1,061,701

Capital Appreciation Fund                                  2,940,632   1,549,656     726,011

Equity-Income Fund                                         6,053,404   3,303,336   1,457,623

Global Asset Allocation Fund                               2,808,358   2,072,722   1,570,876

Growth and Income Fund                                     9,714,765   7,063,276   5,077,981

International Fund                                         3,741,563   3,319,701   2,770,197

Managed Fund                                               2,873,786   2,480,524   2,120,656

Money Market Fund                                            451,243     417,468     385,019

Social Awareness Fund                                      3,355,544   1,877,030   1,048,366

Special Opportunities Fund                                 2,824,015   2,274,229   1,809,514

During the last three years, the ADVISOR received the amounts, as mentioned above, for investment advisory services. If total expenses of the FUNDS (excluding taxes, interest, portfolio brokerage commissions and fees, and expenses of an extraordinary and non-recurring nature, but including the investment advisory fee) exceed 1 1/2% per annum of the average daily net assets of each FUND (2% for the International Fund), the ADVISOR will pay such excess by offsetting it against the advisory fee. If such offset is insufficient to cover the excess, any balance remaining will be paid directly by the ADVISOR to each FUND.


The current advisory agreements between the ADVISOR and the FUNDS will remain in effect from year to year if approved annually by: (1) the Board of Directors of each FUND or by the vote of a majority of the outstanding voting securities of each FUND, and (2) a vote of a majority of the directors who are not interested persons of the FUNDS or the advisor, cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement may be terminated without penalty at any time, on 60 days' written notice by: (1) the Board of Directors of each FUND, (2) vote of a majority of the outstanding voting securities of each FUND or (3) the advisor. The advisory agreement terminates automatically in the event of assignment.

In like manner, the current sub-advisory agreement will remain in effect from year to year if approved annually by the Board of Directors of the applicable FUNDS or by the vote of a majority of the outstanding voting securities of those FUNDS. The sub-advisory agreements may be terminated without penalty at any time, on 60 days' written notice, by: (1) the Board of Directors of the applicable FUND, (2) vote of the majority of the outstanding voting securities of the applicable FUND, (3) the sub-advisor, or (4) the advisor. The sub-advisory agreements terminate automatically in the event of assignment.


During the last three years each SUB-ADVISOR received the following amounts for investment sub-advisory services. LINCOLN INVESTMENT, not the FUND, pays all sub-advisory fees owed.



                                                          1997        1996        1995
--------------------------------------------------------------------------------------------
Aggressive Growth Fund                                    $1,229,800  $  893,059  $  483,982

Bond Fund                                                        N/A         N/A         N/A

Capital Appreciation Fund                                  2,072,388   1,117,383     545,800

Equity-Income Fund                                         4,781,931   2,612,405   1,152,337

Global Asset Allocation Fund                               1,724,369   1,284,185   1,034,321

Growth and Income Fund                                     6,155,225   4,440,325   3,108,208

International Fund                                         1,503,294   1,326,484   1,146,153

Managed Fund                                                 974,080     820,633     672,474

Money Market Fund                                                N/A         N/A         N/A

Social Awareness Fund                                      1,901,560     923,516     462,593

Special Opportunities Fund                                 1,519,961   1,168,134     868,019

DIRECTORS AND OFFICERS

The directors and executive officers of each FUND, their business addresses, positions with FUND, age and their principal occupations during the past five years are as follows:

------------------------------------------------------------------------------------------------------------------

*          KELLY D. CLEVENGER           Vice President, Lincoln National Life Insurance Co.
           CHAIRMAN OF THE BOARD,
           PRESIDENT AND DIRECTOR, age
           45
           1300 S. Clinton Street
           Fort Wayne, IN 46802
------------------------------------------------------------------------------------------------------------------

           JOHN B. BORSCH, JR.          Retired, formerly Associate Vice President--Investments, Northwestern
           DIRECTOR, age 64             University
           1776 Sherwood Road
           Des Plaines, IL 60016
------------------------------------------------------------------------------------------------------------------

           NANCY L. FRISBY, CPA         Regional Vice President/Chief Financial Officer (formerly Vice
           DIRECTOR, age 56             President--Finance; Regional Controller of Finance), St. Joseph Medical
           700 Broadway                 Center, Fort Wayne, Indiana
           Fort Wayne, IN 46802
------------------------------------------------------------------------------------------------------------------

*          BARBARA S. KOWALCZYK         Senior Vice President and Director, Corporate Planning and Development,
           DIRECTOR, age 46             Lincoln National Corporation; Director, Lincoln Life and Annuity Company
           1300 S. Clinton St.          of New York (formerly Executive Vice President, LINCOLN INVESTMENT
           Fort Wayne, IN 46802         Management, Inc.)
------------------------------------------------------------------------------------------------------------------

           KENNETH G. STELLA            President, Indiana Hospital and Health Association
           DIRECTOR, age 54
           One America Square
           Indianapolis, IN 46282
------------------------------------------------------------------------------------------------------------------

*          JANET C. WHITNEY             Vice President and Treasurer, Lincoln National Corp. (formerly Vice
           TREASURER, age 49            President and General Auditor)
           200 East Berry Street
           Fort Wayne, IN 46802
------------------------------------------------------------------------------------------------------------------

*          CYNTHIA A. ROSE              Assistant Secretary, Lincoln National Life Insurance Co.
           SECRETARY, age 43
           200 East Berry Street
           Fort Wayne, IN 46802
------------------------------------------------------------------------------------------------------------------


* Interested persons of the FUNDS, as defined in the 1940 Act. Directors' fees of $250 per meeting are paid by each FUND to each director who is not an interested person of the FUND. During 1997, each FUND paid $1,000 in director's fees to each such director, plus out of pocket expenses to attend meetings. During 1997, the FUND complex paid each of these directors aggregate fees of $11,000. Mr. Stanley R. Nelson, a director who retired in 1997, received $750 in director fees from each FUND and aggregate fees of $8,250 from the FUND complex. Mr. Stella became a director in 1998 and thus received no fees during 1997.

INVESTMENT POLICIES AND TECHNIQUES

OPTIONS AND FINANCIAL FUTURES TRADING

This discussion relates to the Bond, Growth and Income, Managed, Social Awareness and Special Opportunities Funds. Neither the International Fund nor the Money Market Fund has sought the authority to engage either in options or in futures trading. (NOTE: The Aggressive Growth, Capital Appreciation, Equity-Income and Global Asset Allocation Funds have their own respective discussions of the strategic portfolio transactions in which they may engage.)

OPTIONS TRADING

The FUND may purchase or write (sell) options on financial instruments as a means of achieving additional return or hedging the value of the FUND'S portfolio. The FUND may not purchase or write put or covered call options in an aggregate cost exceeding 30% of the value of its total assets. The FUND would invest in options in standard contracts which may be quoted on NASDAQ, or on national securities exchanges. Currently options are traded on numerous securities and indices including, without limitation, the Standard and Poor's 100 Index (S&P 100), the Standard and Poor's 500 Index (S&P 500), and the NYSE Beta Index.

A. In General. Put and call options are generally short-term contracts with durations of nine months or less. The INVESTMENT ADVISOR will generally write covered call options when it anticipates declines in the market value of the portfolio securities and the premiums received may offset to some extent the decline in the FUND'S net asset value. On the other hand, writing put options may be a useful portfolio investment strategy when the FUND has cash or other reserves and it intends to purchase securities but expects prices to increase.

Generally, the risk to the FUND in writing options is that the investment ADVISOR'S assumption about the price trend of the underlying security may prove inaccurate. If the FUND wrote a put, expecting the price of a security to increase, and it decreases, or if the FUND wrote a call, expecting the price to decrease but it increased, the FUND could suffer a loss if the premium received in each case did not equal the difference between the exercise price and the market price.

B. Call Options. The FUND may write only call options which are covered, meaning that the FUND either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration, upon conversion or exchange of other securities currently held in its portfolio. In addition, the FUND will not, before the expiration of a call option, permit the call to become uncovered. If the FUND writes a call option, the purchaser of the option has the right to buy (and the FUND has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The amount paid to the FUND by the purchaser of the option is the premium. The FUND'S obligation to deliver the underlying security against payment of the exercise price would terminate either upon expiration of the option or earlier if the FUND were to effect a closing purchase transaction through the purchase of an equivalent option on an exchange. The FUND would not be able to effect a closing purchase transaction after it had received notice of exercise.

In order to write a call option, the FUND is required to deposit in escrow the underlying security or other assets in accordance with the rules of The Options Clearing Corp. (OCC) and the various exchanges. The FUND may not purchase call options except in connection with a closing purchase transaction. It is possible that the cost of effecting a closing purchase transaction may be greater than the premium received by the FUND for writing the option.

Generally, the INVESTMENT ADVISOR (THE ADVISOR) intends to write listed covered calls during periods when it anticipates declines in the market values of portfolio securities and the premiums received (net of transaction costs) may offset to some extent the decline in the FUND'S net asset value occasioned by such declines in market value. The ADVISOR will generally not write listed covered call options when it anticipates that the market value of the FUND'S portfolio securities will increase.

If the ADVISOR decides that at a price higher than the current value a portfolio security would be overvalued and should be sold, the FUND may write a call option on the security at that price. Should the security subsequently reach that price and the option be exercised, the FUND would, in effect, have increased the selling price of that security, which it would have sold at that price in any event, by the amount of the premium. In the event the market price of the security declined and the option were not exercised, the premium would offset all or some portion of that decline. It is possible, of course, that the price of the security could increase beyond the exercise price; in that event, the FUND would forego the opportunity to sell the security at that higher price.

In addition, call options may be used as part of a different strategy in connection with sales of portfolio securities. If, in the judgment of the advisor, the market price of a security is overvalued and it should be sold, the FUND may elect to write a call with an exercise price substantially below the current market price. So long as the value of the underlying security remains above the exercise price during the term of the option, the option will be exercised, and the FUND will be required to sell the security at the exercise price. If the sum of the premium and the exercise price exceeds the market price of the security at the time the call is written, the FUND would, in effect, have increased the selling price of the security. The FUND would not write a call under these circumstances if the sum of the premium and the exercise price were less than the current market price of the security.

In summary, a principal reason for writing calls on a securities portfolio is to attempt to realize, through the receipt of premium income, a greater return than would be earned on the securities alone. A covered call writer, such as the FUND, which owns the underlying security has, in return for the premium, given up the opportunity for profit from a price increase in the underlying security above the exercise price, but has retained the risk of loss should the price of the security decline. Unlike one who owns securities not subject to a call, the FUND as a call writer may be required to hold such securities until the expiration of the call option or until the FUND engages in a closing purchase transaction at a price that may be below the prevailing market.

C. Put Options. The FUND may also write put options. If the FUND writes a put option, it is obligated to purchase a given security at a specified price at any time during the term of the option. The rules regarding the writing of put options are generally comparable to those described above with respect to call options.

Writing put options may be a useful portfolio investment strategy when the FUND has cash or other reserves available for investment as a result of sales of FUND shares or because the ADVISOR believes a more defensive and less fully invested position is desirable in light of market conditions. If the FUND wishes to invest its cash or reserves in a particular security at a price lower than current market value, it may write a put option on that security at an exercise price which reflects the lower price it is willing to pay. The buyer of the put option generally will not exercise the option unless the market price of the underlying security declines to a price near or below the exercise price. If the FUND writes a put option, the price of the underlying security declines and the option is exercised, the premium, net of transaction charges, will reduce the purchase price paid by the FUND for the security. Of course, the price of the security may continue to decline after exercise of the put options, in which event the FUND would have foregone an opportunity to purchase the security at a lower price, or the option might never be exercised.

If, before the exercise of a put, the ADVISOR determines that it no longer wishes to invest in the security on which the put has been written, the FUND may be able to effect a closing purchase transaction on an exchange by purchasing a put of the same series as the one which it has previously written. The cost of effecting a closing purchase transaction may be greater than the premium received on writing the put option, and there is no guarantee that a closing purchase transaction can be effected. The FUND may purchase put options only in connection with a closing transaction.

As with the writer of a call, a put writer generally hopes to realize premium income. The risk position of the FUND as a put writer is similar to that of a covered call writer which owns the underlying securities. Like the covered call writer (who must bear the risk of the position in the underlying security), the FUND as a put writer stands to incur a loss if and to the extent the price of the underlying security falls below the exercise price plus premium.

At the time a put option is written, the FUND will be required to establish, and will maintain until the put is exercised or has expired, a segregated account with its custodian consisting of cash or short-term U.S. Government securities equal in value to the amount which the FUND will be obligated to pay upon exercise of the put. Principal factors affecting the market value of a put or call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date. In addition, there is no assurance that the FUND will be able to effect a closing transaction at a favorable price. If the FUND cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. If a substantial number of covered options written by the FUND are exercised, the FUND'S rate of portfolio turnover could exceed historic levels. This could result in higher transaction costs, including brokerage commissions. The FUND will pay brokerage commissions in connection with the writing and purchasing of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

FUTURES CONTRACTS AND OPTIONS THEREON

A. In General. The FUND may buy and sell financial futures contracts (futures contracts) and related options thereon solely for hedging purposes. The FUND may sell a futures contract or purchase a put option on that futures contract to protect the value of the FUND'S portfolio in the event the INVESTMENT ADVISOR anticipates declining security prices. Similarly, if security prices are expected to rise, the FUND may purchase a futures contract or a call option thereon. (For certain limited purposes, as explained later, the FUND is also authorized to buy futures contracts on an unleveraged basis and not as an anticipatory hedge.)

The FUND will not invest in futures contracts and options thereon if immediately thereafter the amount committed to margins plus the amount paid or option premiums exceeds 5% of the FUND'S total assets. In addition the FUND will not hedge more than 1/3 of its net assets.

B. Futures contracts. The FUND may purchase and sell financial futures contracts (futures contracts) as a hedge against fluctuations in the value of securities which are held in the FUND'S portfolio or which the FUND intends to purchase. The FUND will engage in such transactions consistent with the FUND'S investment objective. Currently, futures contracts are available on Treasury bills, notes, and bonds as well as interest-rate and stock market indexes.

There are a number of reasons why entering into futures contracts for hedging purposes can be beneficial to the FUND. First, futures markets may be more liquid than the corresponding cash markets on the underlying securities. Such enhanced liquidity results from the standardization of the futures contracts and the large transaction volumes. Greater liquidity permits a portfolio manager to effect a desired hedge both more quickly and in greater volume than would be possible in the cash market. Second, a desired sale and subsequent purchase can generally be accomplished in the futures market for a fraction of the transaction costs that might be incurred in the cash market.

The purpose of selling a futures contract is to protect the FUND'S portfolio from fluctuation in asset value resulting from security price changes. Selling a futures contract has an effect similar to selling a portion of the FUND'S portfolio securities. If security prices were to decline, the value of the FUND'S futures contracts would increase, thereby keeping the net asset value of the FUND from declining as much as it otherwise might have. In this way, selling futures contracts acts as a hedge against the effects of declining prices. However, an increase in the value of portfolio securities tends to be offset by a decrease in the value of corresponding futures contracts.

Similarly, when security prices are expected to rise, futures contracts may be purchased to hedge against anticipated subsequent purchases of portfolio securities at higher prices. By buying futures, the FUND could effectively hedge against an increase in the price of the securities it intends to purchase at a later date in order to permit the purchase to be effected in an orderly manner. At that time, the futures contracts could be liquidated at a profit if prices had increased as expected, and the FUND'S cash position could be used to purchase securities.

When a purchase or sale of a futures contract occurs, a deposit of high-quality, liquid securities called initial margin is made by both buyer and seller with a custodian for the benefit of the broker. Unlike other types of margin, a futures margin account does not involve any loan or borrowing but is merely a good faith deposit that must be maintained in a minimum amount of cash or U.S. Treasury bills. All futures positions, both long and short, are marked-to-market daily, with cash payments called variation margin being made by buyers and sellers to the custodian, and passed through to the sellers and buyers, to reflect daily changes in the contract values.

Most futures contracts are typically canceled or closed out before the scheduled settlement date. The closing is accomplished by purchasing (or selling) an identical futures contract to offset a short (or long) position. Such an offsetting transaction cancels the contractual obligations established by the original futures transaction. Other financial futures contracts call for cash settlements rather than delivery of securities.

If the price of an offsetting futures transaction varies from the price of the original futures transaction, the hedger will realize a gain or loss corresponding to the difference. That gain or loss will tend to offset the realized loss or gain on the hedged securities position, but may not always or completely do so.

The FUND will not enter into any futures contract if, immediately thereafter, the aggregate initial margin for all existing futures contracts and options thereon and for premiums paid for related options would exceed 5% of the FUND'S total assets. The FUND will not purchase or sell futures contracts or related options if immediately thereafter more than 1/3 of its net assets would be hedged.

C. Risks and limitations involved in futures hedging. There are a number of risks associated with futures hedging. Changes in the price of a futures contract generally parallel but do not necessarily equal changes in the prices of the securities being hedged. The risk of imperfect correlation increases as the composition of the FUND'S securities portfolio diverges from the securities that are the subject of the futures contract. Because the change in the price of the futures contract may be more or less than the change in the prices of the underlying securities, even a correct forecast of price changes may not result in a successful hedging transaction. Another risk is that the INVESTMENT ADVISOR could be incorrect in its expectation as to the direction or extent of various market trends or the time period within which the trends are to take place.

The FUND intends to purchase and sell futures contracts only on exchanges where there appears to be a market in such futures sufficiently active to accommodate the volume of its trading activity. There can be no assurance that a liquid market will always exist for any particular contract at any particular time. Accordingly, there can be no assurance that it will always be possible to close a futures position when such closing is desired and, in the event of adverse price movements, the FUND would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been sold to hedge portfolio securities, such securities will not be sold until the offsetting futures contracts can be executed. Similarly, in the event futures have been bought to hedge anticipated securities purchases, such purchases will not be executed until the offsetting futures contracts can be sold.

Successful use of futures contracts by the FUND is also subject to the ability of the INVESTMENT ADVISOR to predict correctly movements in the direction of interest rates and other factors affecting markets for securities. For example, if the FUND has hedged against the possibility of an increase in interest rates that would adversely affect the price of securities in its portfolio and prices of such securities increase instead, the FUND will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the FUND has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements. Such sale of securities may be, but will not necessarily be, at increased prices that reflect the rising market. The FUND may have to sell securities at a time when it is disadvantageous to do so. Where futures are purchased to hedge against a possible increase in the price of securities before the FUND is able to invest its cash in an orderly fashion, it is possible that the market may decline instead; if the FUND then concludes not to invest in securities at that time because of concern as to possible further market decline or for other reasons, the FUND will realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The selling of futures contracts by the FUND and use of related transactions in options on futures contracts (discussed later) are subject to position limits, which are affected by the activities of the investment advisor.

The hours of trading of futures contracts may not conform to the hours during which the FUND may trade securities. To the extent that the futures markets close before the securities markets, significant price and rate movements can take place in the securities markets that cannot be reflected in the futures markets.

Pursuant to Rule 4.5 under the Commodity Exchange Act, investment companies registered under the 1940 Act are exempted from the definition of commodity pool operator in the Commodity Exchange Act, subject to compliance with certain conditions. The exemption is conditioned upon a requirement that all of the investment company's commodity futures transactions constitute bona fide hedging transactions (except on an unleveraged basis, as described in (F.) With respect to long positions assumed by the FUND, the FUND will segregate with its custodian an amount of cash and other assets permitted by Commodity Futures Trading Commission (CFTC) regulations equal to the market value of the futures contracts and thereby insure that the use of futures contracts is unleveraged. The FUND will use futures in a manner consistent with these requirements.

D. Options on futures contracts. The FUND only intends to engage in options on futures contracts for bona fide hedging purposes in compliance with CFTC regulations. An option on a futures contract gives the purchaser the right, but not the obligation, to assume a position in a futures contract (which position may be a long or short position) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (which position may be a long or short position). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

The holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected.

The FUND will be required to deposit initial and variation margin with respect to put and call options on futures contracts written by it pursuant to the FUND'S futures commissions merchants' requirements similar to those applicable to the futures contracts themselves, described previously.

E. Risks of futures transactions. The FUND'S successful use of futures contracts and options thereon depends upon the ability of its investment ADVISOR to predict movements in the securities markets and other factors affecting markets for securities and upon the degree of correlation between the prices of the futures contracts and the prices of the securities being hedged. As a result, even a correct forecast of price changes may not result in a successful hedging transaction. Although futures contracts and options thereon may limit the FUND'S exposure to loss, they may also limit the FUND'S potential for capital gains. For example, if the FUND has hedged against the possibility of decrease in prices which would adversely affect the price of securities in its portfolio and prices of such securities increase instead, the FUND will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. Although the FUND will enter into futures contracts only where there appears to be a liquid market, there can be no assurance that such liquidity will always exist.

F. The FUND also is authorized, subject to the limitations set out in the Prospectus, to purchase futures contracts on an unleveraged basis, when not intended as an anticipatory hedge. When a contract is purchased on this basis the investment company establishes a segregated account, composed of cash and/or cash equivalents, equal to the total value of the contract (less margin on deposit). As with other futures trading, these purchases must not be for speculative purposes.

The ability to engage in these purchases on an unleveraged basis can significantly decrease transaction costs to the FUNDS in certain instances. For example, if an inordinately large deposit should occur on a single day, the sheer volume of securities purchases required for that day may place the FUND at a market disadvantage by requiring it to purchase particular securities in such volume that its own buying activity could cause prices to increase. In addition, if this deposit had involved market-timing and as a result there subsequently were an oversized withdrawal, the FUND could again suffer market disadvantage, this time because the volume of sales could, for the same reason, force prices of particular securities to decrease. The FUND, by buying a futures contract (followed by the appropriate closing transaction) instead of purchasing securities could achieve considerable savings in transaction costs without departing from FUND objectives. Furthermore, as stated in (C.), price changes in a futures contract generally parallel price changes in the securities that the FUND might otherwise have purchased. Thus, purchase of a futures contract on an unleveraged basis allows the FUND to comply with its objective while at the same time achieving these lower transaction costs.

VALUATION OF PORTFOLIO SECURITIES

SHORT-TERM INVESTMENTS. For FUNDS (other than the Money Market FUND) that own short-term investments which mature in less than 60 days, these instruments are valued at amortized cost. Such securities acquired with a remaining maturity of 61 days or more are valued at their fair value until the sixty-first day prior to maturity; thereafter, their cost for valuation purposes is deemed to be their fair value on such sixty-first day.

OPTIONS TRADING. For those FUNDS engaging in options trading, FUND investments underlying call options will be valued as described previously. Options are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on the NYSE. The FUND'S net asset value will be increased or decreased by the difference between the premiums received on writing options and the cost of liquidating those positions measured by the closing price of those options on the exchange where traded.

FUTURES CONTRACTS AND OPTIONS THEREON. For those FUNDS buying and selling futures contracts and related options thereon, the futures contracts and options are valued at their daily settlement price.

FOREIGN SECURITIES. For FUNDS investing in foreign securities, the value of a foreign portfolio security held by a FUND is determined based upon its closing price or upon the mean of the closing bid and asked prices on the foreign exchange or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange. As of the close of business on the NYSE, that FUND'S portfolio securities which are quoted in foreign currencies are converted into their U.S. dollar equivalents at the prevailing market rates, as computed by the custodian of the FUND'S assets.

However, trading on foreign exchanges may take place on dates or at times of day when the NYSE is not open; conversely, overseas trading may not take place on dates or at times of day when the NYSE is open. Any of these circumstances could affect the net asset value of FUND shares on days when the investor has no access to the FUND. There are more detailed explanations of these circumstances in the SAI for the various FUNDS. See the Preface to this Prospectus booklet for information about how to obtain a copy of the SAI booklet.

LENDING OF PORTFOLIO SECURITIES

As described in the Prospectus, the FUNDS may from time to time lend securities from their portfolios to brokers, dealers and financial institutions and receive collateral from the borrower, in the form of cash (which may be invested in short-term securities), U.S. Government obligations or certificates of deposit. Such collateral will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities, and will be in the actual or constructive possession of the particular FUND during the term of the loan. The FUND will maintain the incidents of ownership of the loaned securities and will continue to be entitled to the interest or dividends payable on the loaned securities. In addition, the FUND will receive interest on the amount of the loan. The loans will be terminable by the FUND at any time and will not be made to any affiliates of the FUND or the advisor. The FUND may pay reasonable finder's fees to persons unaffiliated with it in connection with the arrangement of the loans.

As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral or the loaned securities should the borrower of securities fail financially. However, loans of portfolio securities will be made to firms deemed by the ADVISOR to be creditworthy.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

The FUNDS may make short-term investments in repurchase agreements. A repurchase agreement typically involves the purchase by the FUND of securities (U.S. Government or other money market securities) from a financial institution such as a bank, broker-dealer or savings and loan association, coupled with an agreement by the seller to repurchase the same securities from the FUND at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price to the FUND and the resale price to the seller represents the interest earned by the FUND which is unrelated to the coupon rate or maturity of the purchased security. If the seller defaults, the FUND may incur a loss if the value of the collateral securing the repurchase agreement declines, or the FUND may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the FUND may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings. The Board of Directors of the FUNDS or its delegate will evaluate the creditworthiness of all entities, including banks and broker-dealers, with which they propose to enter into repurchase agreements. These transactions will be fully collateralized; and the collateral for each transaction will be in the actual or constructive possession of the particular FUND during the terms of the transaction, as provided in the agreement.

In a reverse repurchase agreement, the FUND involved sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the FUNDS will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The FUND will enter into reverse repurchase agreements only with parties that the ADVISOR or sub-advisor deems creditworthy. Reverse repurchase agreements are considered to be borrowing transactions, and thus are subject to the FUND'S limitation on borrowing. Not every FUND is authorized to enter into reverse repurchase agreements.

CUSTODIAN


All securities, cash and other similar assets of the Bond, Growth and Income, Managed, Money Market, Social Awareness and Special Opportunities Funds are currently held in custody by The Chase Manhattan Bank, N.A., 4 Chase MetroTech Center, Brooklyn, NY 11245. Chase Manhattan agreed to act as custodian for each FUND pursuant to a Custodian Agreement dated March 30, 1998.


All securities, cash and other similar assets of the Aggressive Growth, Capital Appreciation, Equity-Income, Global Asset Allocation and International Funds are held in custody by State Street Bank and Trust Co., 225 Franklin Street, Boston, Massachusetts 02110. State Street agreed to act as custodian for these FUNDS pursuant to Custodian Contracts effective July 21, 1987 for the Global Asset Allocation Fund, April 29, 1991 for the International Fund, and December 6, 1993 for the other three FUNDS.

Under these Agreements, the respective custodians shall (1) receive and disburse money; (2) receive and hold securities; (3) transfer, exchange, or deliver securities; (4) present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; (5) cause escrow and deposit receipts to be executed; (6) register securities; and (7) deliver to the FUNDS proxies, proxy statements, etc.

INDEPENDENT AUDITORS


Each FUND'S Board of Directors has engaged Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, PA 19103, to be the independent auditors for the FUND. In addition to the audit of the 1997 financial statements of the FUNDS, other services provided include review and consultation connected with filings of annual reports and registration statements with the Securities and Exchange Commission (SEC); consultation on financial accounting and reporting matters; and meetings with the Audit Committee.


FINANCIAL STATEMENTS


The audited financial statements and the report of Ernst & Young LLP, Independent Auditors, for the FUNDS are incorporated by reference to the FUNDS' 1997 Annual Report. We will provide a copy of the Annual Report on request and without charge. Either write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call: 1-800-4LINCOLN (452-6265).


BOND AND COMMERCIAL PAPER RATINGS

Certain of the funds' investment policies and restrictions include references to bond and commercial paper ratings. The following is a discussion of the rating categories of Moody's Investors Service, Inc. and Standard & Poor's Corp.

MOODY'S INVESTORS SERVICE, INC.

Aaa -- Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

STANDARD & POOR'S CORP.

AAA -- This is the highest rating assigned by Standard & Poor's Corp. to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in the A category and higher.

BB-B-CCC-CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

MOODY'S INVESTORS SERVICE, INC.

Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime 1 -- Highest Quality;
Prime 2 -- Higher Quality;
Prime 3 -- High Quality.

(The FUND will not invest in commercial paper rated Prime 3).

STANDARD & POOR'S CORP.

A Standard & Poor's Corp. commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The FUND will invest in commercial paper rated in the A Categories, as follows:

A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. (The FUND will not invest in commercial paper rated A-3).

A -- 1 this designation indicates that the degree of safety regarding timely payment is very strong.


A -- 2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not overwhelming as for issues designated A-1.


U.S. GOVERNMENT
OBLIGATIONS

Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of two to ten years and Treasury bonds generally have a maturity of greater than ten years.

Various agencies of the U.S. Government issue obligations. Some of these securities are supported by the full faith and credit of the U.S. Treasury (for example those issued by Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority).

Obligations of instrumentalities of the U.S. Government are supported by the right of the issuer to borrow from the Treasury (for example, those issued by Federal Farm Credit Banks, Federal Home Loan Bank, Federal Home Loan Mortgage Corp., Federal Intermediate Credit Banks, Federal Land Bank and the U.S. Postal Service). Obligations supported by the credit of the instrumentality include securities issued by government-sponsored corporations whose stock is publicly held (for example, the Federal National Mortgage Association, and the Student Loan Marketing Association). There is no guarantee that the government will support these types of securities, and therefore they may involve more risk than other government obligations.

TAXES

Each FUND intends to qualify and has elected to be taxed as a regulated investment company under certain provisions of the Internal Revenue Code of 1986, as amended (the CODE). If a FUND qualifies as a regulated investment company and complies with the provisions of the CODE relieving regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gain) from Federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain which it distributes to its shareholders. To qualify for treatment as a regulated investment company, each FUND must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not directly related to the FUND'S principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its investing in such stocks, securities, or currencies.

The Federal tax laws impose a 4% nondeductible excise tax on each regulated investment company with respect to an amount, if any, by which such company does not meet distribution requirements specified in such tax laws, unless certain exceptions apply. Each FUND intends to comply with such distribution requirements or qualify under one or more exceptions, and thus does not expect to incur the 4% nondeductible excise tax.

Since the sole shareholder of each FUND will be LINCOLN LIFE, no discussion is stated herein as to the Federal income tax consequences at the shareholder level.

The discussion of Federal income tax considerations in the Prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the CODE and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service (IRS). These interpretations can be changed at any time. The above discussion covers only Federal tax considerations with respect to the FUND. State and local taxes vary.

STATE REQUIREMENTS

The California Department of Insurance has established the following guidelines for an underlying portfolio of a VARIABLE ACCOUNT. The FUNDS intend to comply with these guidelines:

BORROWING

The borrowing limit for any FUND is 33 1/3 percent of total assets. Entering into a reverse repurchase agreement shall be considered "borrowing" as that term is used herein.

FOREIGN INVESTMENTS -- DIVERSIFICATION

The diversification guidelines to be followed by international and global FUNDS are as follows:

a. An international FUND or a global FUND is sufficiently diversified if it is invested in a minimum of three different countries at all times, and has invested no more than 50 percent of total assets in any one second-tier country and no more than 25 percent of total assets in any one third-tier country. First-tier countries are: Germany, the United Kingdom,

    Japan, the United States, France, Canada, and Australia. Second-tier countries are all countries not in the first or third tier. Third-tier countries are countries identified as "emerging" or "developing" by the International Bank for Reconstruction and Development ("World Bank") or International Finance Corporation.

b. A regional FUND is sufficiently diversified if it is invested in a minimum of three countries. The name of the FUND must accurately describe the FUND.

c.  The name of a single country FUND must accurately describe the FUND.

d.  An index FUND must substantially mirror the index.

DERIVATIVE TRANSACTIONS-
DEFINITIONS

The Prospectus for each FUND and the uniform Appendix for the Prospectus booklet discuss the type of derivative transactions in which the FUNDS may engage and the risks typically associated with many derivative transactions. Here are some definitions for the derivatives listed in the Appendix:

OPTION. A contract which gives the FUND the right, but not the obligation, to buy or sell specified securities at a fixed price before or at a designated future date. If the contract allows the FUND to buy securities, it is a call option; if to sell, it is a put option. It is common practice in options trading to terminate an outstanding option contract by entering into an offsetting transaction known as a closing transaction; as a result of which the FUND would either pay out or receive a cash settlement. This is discussed below.

CURRENCY OPTION. Discussed later.

FIXED INCOME OPTION. One based on a fixed-income security, such as a corporate or government bond.

INDEX OPTION. One based on the value of an index which measures the fluctuating value of a basket of pre-selected securities.

STOCK (EQUITY) OPTION. One based on the shares of stock of a particular company.

OPTION ON A FUTURES CONTRACT. Discussed later.

SWAP. A financial transaction in which the FUND and another party agree to exchange streams of payments at periodic intervals under a predetermined set of occurrences related to the price, level, performance or value of one or more underlying securities, and pegged to a reference amount known as the notional amount. A swap is normally used to change the market risk associated with a loan or bond borrowing from one interest rate base (fixed term or floating rate) or currency of one denomination to another.

EQUITY SWAP. One which allows the FUND to exchange the rate of return (or some portion of the rate) on its portfolio stocks (an individual share, a basket or index) for the rate of return on another equity or non-equity investment.

INTEREST RATE SWAP. One in which the FUND and another party exchange different types of interest payment streams, pegged to an underlying notional principal amount. The three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another).

Related transactions to interest rate swaps:

a. Cap. A contract for which the buyer pays a fee, or premium, to obtain protection against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter.

b. Floor. A contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.

c. Collar. An arrangement to simultaneously purchase a cap and sell a floor, in order to maintain interest rates within a defined range. The premium income from the sale of the floor reduces or offsets the cost of buying the cap.

d. Corridor. An agreement to buy a cap at one interest rate and sell a cap at a higher rate.

SWAPTION. An option to enter into, extend, or cancel a swap.

FUTURES CONTRACT. A contract which commits the FUND to buy or sell a specified amount of a financial instrument at a fixed price on a fixed date in the future. Futures contracts are normally traded on an exchange and their terms are standardized, which makes it easier to buy and sell them.

INTEREST RATE FUTURES (AND OPTIONS ON THEM). Futures contracts pegged to U.S. and foreign fixed-income securities, debt indices and reference rates.

STOCK INDEX FUTURES. Futures contracts based on an index of pre-selected stocks, with prices based on a composite of the changes to the prices of the individual securities in the index (e.g., S&P 500).

OPTION ON A FUTURES CONTRACT. An option taken on a futures position.

FORWARD CONTRACT. An over-the-counter, individually-tailored futures contract.

FORWARD RATE AGREEMENT (FRA). A contract in which the FUND and another party agree on the interest rate to be paid on a notional deposit of specified maturity at a specific future time. Normally, no exchange of principal is involved; the difference between the contracted rate and the prevailing rate is settled in cash.

CURRENCY CONTRACT. A contract entered into for the purpose of reducing or eliminating an anticipated rise or drop in currency exchange rates over time.

CURRENCY FUTURES. Futures contracts on foreign currencies. Used to hedge the purchase or sale of foreign securities.

CURRENCY OPTION. An option taken on foreign currency.

CURRENCY SWAP. A swap involving the exchange of cash flows and principal in one currency for those in another, with an agreement to reverse the principal swap at a future date.

CROSS-CURRENCY INTEREST RATE SWAP. A swap involving the exchange of streams of interest rate payments (but not necessarily principal payments) in different currencies and often on different interest bases (e.g., fixed Deutsche Mark against floating dollar, but also fixed Deutsche Mark against fixed dollar).

FORWARD CURRENCY CONTRACT. A contract to lock in a currency exchange rate at a future date, to eliminate risk of currency fluctuation when the time comes to convert from one currency to another.

THIS PAGE WAS INTENTIONALLY LEFT BLANK.

                          PART C - OTHER INFORMATION
Item 24.  Financial Statements and Exhibits
     a)   Financial Statements:

          (1)  Part A.
               ------

               The financial highlights of Lincoln National Money Market Fund, Inc. (the Fund) for the years ended December 31, 1997, 1996, 1995, 1994, 1993, 1992, 1991, 1990, 1989, 1988, 1987 and 1986 are
               incorporated by reference to Pages 53-55 of the Fund's 1997 Annual Report.


               Part B.
               ------

               The following financial statements of the Fund are incorporated by reference to Pages 38, 43, 45, 52 and 55 of the Fund's
               1997 Annual Report:


     -    Statement of Net Assets -- December 31, 1997

     -    Statement of Operations -- Year Ended December 31, 1997

     - Statements of Changes in Net Assets -- Years Ended December 31, 1997 and 1996

     -    Notes to Financial Statements -- December 31, 1997

     -    Report of Independent Auditors, Ernst & Young LLP

     In total, only pages 38-52, and 55 of the Fund's 1997 Annual Report are incorporated by reference into this Registration Statement. No other pages of that Report are incorporated by reference.


          (2) Schedules for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable, or the required information is included in the financial statements, and therefore have been omitted.

     b)   Exhibits:

      1     - Articles

      2     - By-Laws

      3     - N/A

      4     - Certificate

      5(a)  - Advisory Agreement between Lincoln Investment Management Inc.
              and Lincoln National Money Market Fund, Inc.

      6     - Specimen Agents Contract (Filed with Post-Effective Amendment
              No. 17 to this Registration Statement)

      7     - N/A

      8(a)  - Custody Agreement

      9(a)  - Agreement to Purchase Shares

      9(b)  - Trade Name Agreement

      9(c)  - N/A

      9(d)  - Services Agreement between Delaware Management Holdings, Inc.,
              Delaware Service Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement Lincoln National Life Insurance Company on Form S-6 (333-40745) filed on November 21, 1997.

     10     - Opinion of Counsel

     11     - Consent of Ernst & Young LLP, Independent Auditors

     12     - N/A

     13     - Investment Letter

     14     - N/A

     15     - N/A

     16     - N/A

     17(a)  - Financial Data Schedule

     18(a)  - Power of Attorney, Nancy L. Frisby

     18(b)  - Power of Attorney, Barbara S. Kowalczyk

     18(c)  - Power of Attorney, John B. Borsch, Jr. (Filed with Post-Effective
              Amendment No. 2 to this Registration Statement.)

     19(a)  - Org Chart

     19(b)  - Memorandum Concerning Books and Records


Item 25.  Persons Controlled by or Under Common Control with Registrant

     See "Management of the Fund", "Purchase of Securities Being Offered", and "Description of Shares" in the Prospectus forming Part A of this Registration Statement and "Investment Adviser..." in the Statement of Additional Information forming Part B of this Registration Statement. As of the date of this Post-Effective Amendment, The Lincoln National Life Insurance Company (Lincoln Life), for its Variable Annuity Account C and Variable Life Accounts D and K, is the sole shareholder in the Fund.


     No persons are controlled by the Registrant. A diagram of all persons under common control with the Registrant is filed as Exhibit 15(a) to the Form N-4 Registrant Statement filed by Lincoln National Variable Annuity Account C (File No. 33-25990), and is incorporated by reference into this Registration Statement.

Item 26.  Number of Holders of Securities

     As of April 1, 1998, there was one record holder of common stock, $.01 par value per share.


Item 27.  Indemnification

     Reference is made to Article IX of Registrant's Bylaws (filed as Exhibit No. 2 to the Registration Statement, File No. 2-80743), Section 8 of the Agreement to Purchase Shares between Registrant and Lincoln National Pension Insurance Company (filed as Exhibit 9(a) to the Registration Statement, File No. 2-72957), and Section 2-418 of the Maryland Corporation Law.

Item 28.  Business and Other Connections of Investment Adviser


     Information pertaining to any business and other connections of Registrant's investment adviser, Lincoln Investment, is hereby incorporated by reference from the section captioned "Management of the Fund" in the Prospectus forming Part A of this Registration Statement, the section captioned "Investment Adviser and Sub-Adviser" in the Statement of Additional Information forming Part B of this Registration Statement, and Item 7 of Part II of Lincoln Investment's Form ADV filed separately with the Commission (File No. 801-5098).

     The other businesses, professions, vocations, and employment of a substantial nature, during the past two years, of the directors and officers of Lincoln Investment are hereby incorporated by reference from Schedules A and D of Lincoln Investment's Form ADV.

     As of April 1, 1998, the officers and/or directors of the Investment Adviser held the following positions:

                          POSITION               OTHER SUBSTANTIAL BUSINESS
                          INVESTMENT             PROFESSION, VOCATION OR
NAME                      ADVISER                EMPLOYMENT; ADDRESS
------------------------  ---------------------  ---------------------------------------------------------
JoAnn Becker              Senior Vice President  200 East Berry Street,
                          and Director           Fort Wayne, Indiana 46802

David A. Berry            Vice President         Vice President, Lincoln National Income Fund, Inc. and
                                                 Lincoln National Convertible Securities Fund, Inc.,
                                                 Second Vice President, Lincoln Life & Annuity Company of
                                                 New York, 200 East Berry Street, Fort Wayne, Indiana
                                                 46802

Steven R. Brody           Senior Vice President  President and Director, Lincoln National Realty
                          and Director           Corporation; Vice President, The Lincoln National Life
                                                 Insurance Company, and Lincoln Advisor Funds, Inc., 200
                                                 East Berry Street, Fort Wayne, Indiana 46802

David C. Fischer          Vice President         Vice President, Lincoln National Income Fund, Inc. 200
                                                 East Berry Street
                                                 Fort Wayne, Indiana 46802

Mark Laurent              Second Vice President  200 East Berry Street, Fort Wayne, Indiana 46802

Thomas M. McMeekin        President and          President and Director, Lincoln National Convertible
                          Director               Securities Fund, Inc., Lincoln National Income Fund,
                                                 Inc., President, Chief Executive Officer and Director,
                                                 Lincoln National Mezzanine Corporation; Executive Vice
                                                 President and Chief Investment Officer, Lincoln National
                                                 Corporation; Director, Delaware Management Holdings,
                                                 Inc., Lincoln National (China) Inc., Lincoln National
                                                 (India) Inc., Lincoln National Investment Companies,
                                                 Inc., Lincoln National Realty Corporation, Lynch & Mayer,
                                                 Inc., Vantage Global Advisors, Lincoln National Life
                                                 Insurance Company, 200 East Berry Street, Fort Wayne,
                                                 Indiana 46802 Other Substantial Business

Jil Schoeff-Lindholm      Portfolio Manager      200 East Berry Street, Fort Wayne, Indiana 46802

Cedrick Walta             Short Term Investment  200 East Berry Street, Fort Wayne, Indiana 46802
                          Manager

Denny Westrick            Second Vice President  200 East Berry Street, Fort Wayne, Indiana 46802

Jay Yentis                Second Vice President  200 East Berry Street, Fort Wayne, Indiana 46802


Item 29.  Principal Underwriters

      Not applicable.

Item 30.  Location of Accounts and Records

      See Exhibit 19

Item 31.  Management Services

      Not applicable.

Item 32.  Undertakings

     (a)-(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (d) Registrant undertakes to provide, without a charge, a copy of the Fund's most recent Annual Report to any recipients of its Prospectus who requests it.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1993 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Wayne, and State of Indiana, on the 17th day of April, 1998.

                                       LINCOLN NATIONAL
                                       MONEY MARKET FUND, INC.

                                       By /s/ Kelly D. Clevenger
                                         ---------------------------
                                         Kelly D. Clevenger
                                         President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                       Title                           Date
----------                      -----                           ----
/s/ Kelly D. Clevenger
-----------------------         Chairman of the Board, and      April 17, 1998
Kelly D. Clevenger              President (Principal
                                Executive Officer)

*                               Director                        April 17, 1998
-----------------------
John B. Borsch, Jr.

***                             Director                        April 17, 1998
-----------------------
Barbara S. Kowalczyk

**                              Director                        April 17, 1998
-----------------------
Nancy L. Frisby

                                Director                        April 17, 1998
-----------------------
Kenneth G. Stella

/s/ Eric Jones
-----------------------         Chief Accounting Officer        April 17, 1998
Eric Jones                      (Principal Accounting Officer)

/s/ Janet C. Whitney
-----------------------         Vice President and              April 17, 1998
Janet C. Whitney                Treasurer (Principal
                                Financial Officer)

*By /s/ John L. Steinkamp       pursuant to Power of Attorney filed with Post-
   ----------------------       Effective Amendment No. 2 to this Registration
   John L. Steinkamp            Statement.

**By /s/ Jeremy Sachs           pursuant to Power of Attorney filed with Post-
    ---------------------       Effective Amendment No. 13 to this Registration
    Jeremy Sachs                Statement.

***By /s/ Jeremy Sachs          pursuant to Power of Attorney filed with Post-
     --------------------       Effective Amendment No. 14 to this Registration
     Jeremy Sachs               Statement.

                          Exhibit Index to Form N-1A
                          --------------------------

Exhibit Number      Description
---------------     -----------

       1            Articles

       2            By-Laws

       4            Certificate

       5(b) Advisory Agreement between Lincoln Investment Management Inc. and Lincoln National Money Market Fund, Inc.

       8(a)         Custody Agreement

       9(a)         Agreement to Purchase Shares

       9(b)         Trade Name Agreement

      10            Opinion of Counsel

      11            Consent of Ernst & Young LLP, Independent Auditors

      13            Investment Letter

      17(a)         Financial Data Schedule

      18(a)         Power of Attorney, Nancy L. Frisby

      18(b)         Power of Attorney, Barbara S. Kowalczyk

      19(a)         Org Chart

      19(b)         Memorandum Concerning Books and Records